UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Semi-Annual Report
OAK RIDGE SMALL CAP GROWTH FUND
OAK RIDGE INTERNATIONAL SMALL CAP FUND
OAK RIDGE DYNAMIC SMALL CAP FUND
OAK RIDGE TECHNOLOGY INSIGHTS FUND
OAK RIDGE GLOBAL EQUITY FUND
OAK RIDGE DISCIPLINED GROWTH FUND
OAK RIDGE LARGE CAP GROWTH FUND
OAK RIDGE DIVIDEND GROWTH FUND

November 30, 2016

   Oak Ridge Investments  |  www.oakridgefunds.com

Oak Ridge Funds
Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letters	1
Schedules of Investments	4
Statements of Assets and Liabilities	36
Statements of Operations	41
Statements of Changes in Net Assets	44
Financial Highlights	53
Notes to Financial Statements	69
Supplemental Information	84
Expense Examples	93

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.oakridgefunds.com

Discussion of Fund Performance

A letter from David Klaskin, Chief Executive Officer and Chief Investment Officer of Oak Ridge Investments and lead portfolio manager of the Oak Ridge Small Cap Growth Fund.

Fellow Shareholders,

Small-cap growth stocks delivered a hearty return in the six-month period ended November 30, 2016, based on the 11.09% gain of the Fund’s benchmark, the Russell 2000 Growth Index. The growth style sharply underperformed value, as gauged by the 19.63% return of the Russell 2000 Value Index, causing it to lag the broader small-cap asset class.

This disparity helps illustrate the unusual forces at work in the past six months. Following the surprising election of Donald Trump in November, investors quickly recalibrated their expectations in favor of stronger economic growth and higher interest rates. As a result, capital flowed into traditional value areas seen as benefiting from a Trump victory, such as cyclicals and financials. Speculative stocks did particularly well in the rally, as investors sought to “chase” performance. At the same time, higher-quality small-cap growth companies with tangible earnings—in other words, the type in which we seek to invest—underperformed.

Given our disciplined growth focus, this trend worked against the Fund and contributed to our shortfall in the period. However, it is important to keep in mind that we manage the portfolio with the goal of generating outperformance over the longer-term and not in short, six-month intervals. On this count, the benefit of our approach is more evident: since its inception on January 3, 1994, the Fund’s average annual total return of 9.79% for Class A Shares at NAV compares very favorably with the 7.11% of the Russell 2000 Growth Index in the same interval.

Health Care: Short-term Underperformance, Longer-term Opportunities

The Fund experienced its largest relative performance shortfall in the Health Care sector. Health Care lagged the broader market significantly in the past six months, as concerns about increased regulation on the pricing practices of pharmaceutical and biotechnology companies led to a broad-based downturn. Even higher-quality stocks were caught up in the slump, as investors sought to reduce exposure across the board with little regard for individual company fundamentals. While this trend pressured our results, we remain optimistic on the longer-term prospects of the companies we hold in the portfolio, and we believe there is significant upside potential in many of our investments. We also used the sell-off in Health Care as an opportunity to add to our weighting in a number of companies we believe are poised for robust growth.

We continue to find an abundance of Health Care companies making remarkable breakthroughs. One such firm is Sage Therapeutics, which has developed important treatments for epilepsy and post-partum depression, but whose stock nonetheless declined in the past six months. Ligand Pharmaceuticals -which acquires drugs and licenses them to other companies - also finished with a negative return, but it continues to generate robust profit growth from its low-cost business model. ACADIA Healthcare, an operator of psychiatric and drug rehabilitation facilities, was an additional detractor due largely to headwinds from currency translation. We see this issue as being temporary in nature, and we continue to hold a favorable view on ACADIA’s longer-term growth potential.

Taken together, these stocks help illustrate the fact that short-term returns can often diverge significantly from underlying company fundamentals. As bottom-up managers, we seek to identify and capitalize on these opportunities-an approach we believe can add more value over time than one that emphasizes transitory performance trends.

Challenges in the Technology Sector

Technology also proved to be a difficult area for the Fund, which was a headwind to performance given that tech is one of the largest sector weightings in the portfolio. We were generally underweight in the more cyclical areas of technology, including the semiconductor industry, in favor of stocks generating sustainable organic growth. While this approach has worked well over time, it put us out of position for the environment of the past six months.

Additionally, we lost some ground through positions in the technology outsourcing companies EPAM Systems and Virtusa Corp. We sold the latter stock after the company made what we believe was an ill-advised acquisition, but we maintained the position in EPAM on the basis of its longer-term growth prospects. Our positions in data security companies also experienced weak returns, as the rising use of cloud computing has depressed earnings expectations across the sector.  On the plus side, we benefited from the rally in Fleetmatics Group, a provider of fleet-tracking software for trucking companies that was bought out by Verizon. The Fund’s investment in Ellie Mae, a software company that processes mortgage applications and was therefore positioned to capitalize on the strength of the housing market, also contributed to performance in Technology.

We continue to view the Technology sector as a source of opportunity, and we remain enthusiastic on the prospects of the companies we hold in the portfolio. At year end, the Fund was underweight in Technology, particularly in higher-volatility stocks, but the sector is well represented in though our many higher-quality, reasonably priced positions.

Assessing the Difference Between Stock Performance and Company Fundamentals

Although the Fund fell short of the benchmark, we had a number of winners among individual companies. PRA Group, which buys portfolios of underperforming receivables from lenders and seeks to recover the assets, was a top performer for the period. The stock experienced weakness in late 2015 on concerns about slowing new business from large banks, but we maintained the position based on our confidence in the company’s business model. PRA Group has since staged a strong recovery, adding to the Fund’s six-month results. Similarly, Burlington Stores emerged from a stretch of underperformance to finish as one of our top performers of the past six months. The company has shown the ability to execute well and compete effectively with its larger peers, traits that have been reflected in its improving stock price. We believe our success with these two stocks helps illustrate the importance of taking a patient approach to underperforming stocks when the fundamentals remain intact.

Investing in Underappreciated Growth

At the end of November, many of the obvious “Trump plays” - for example, stocks related to infrastructure spending - appeared to have rallied to levels well above their intrinsic values. At the same time, we continued to find an abundance of reasonably valued growth companies in areas outside of the recent, top-performing sectors, including many in the Health Care space. We believe that these types of underappreciated stocks can begin to deliver performance more closely in line with their fundamentals once the influence of political developments wanes and the markets return to a normal footing.

We also think the portfolio is well positioned to capitalize on a return to a strong stock pickers’ market. Low interest rates tend to fuel outperformance for lower-quality companies not only by providing them with cheap debt to continue their operations, but also by supporting investors’ appetite for risk. Rising rates therefore tend to aid the relative performance of higher-quality companies, which works to the benefit of active managers.

We are therefore as confident as ever in our ability to succeed in an environment led by companies that can benefit from their innovative practices and strong market positions. We have been well rewarded for our patience throughout our history due to our robust and consistent research process, and we expect that we will continue to add value for our shareholders in the years ahead.

Thank you for your continued confidence in Oak Ridge Investments.

Sincerely,

David Klaskin
Chief Investment Officer and Lead Portfolio Manager

The views in this letter were as of November 30, 2016 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter.  These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value. Investing in mid cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies. International investments are subject to unique risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility.  In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund's foreign investments.  Please see the prospectus for a more complete discussion of the Fund's risks.

The Russell 2000 Growth Index measures the performance of small cap U.S. growth stocks.

The Russell 2000 Value Index measures the performance of small cap U.S. value stocks.

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.3%
	CONSUMER DISCRETIONARY – 20.1%
2,265,000	American Eagle Outfitters, Inc.	$37,508,400
610,000	Bright Horizons Family Solutions, Inc.*	41,980,200
700,000	Burlington Stores, Inc.*	61,544,000
895,000	Core-Mark Holding Co., Inc.	32,676,450
530,000	Five Below, Inc.*	20,860,800
685,000	Hibbett Sports, Inc.*	27,571,250
365,000	LKQ Corp.*	11,982,950
315,000	Monro Muffler Brake, Inc.	18,837,000
770,000	Ollie's Bargain Outlet Holdings, Inc.*	23,138,500
465,000	Pool Corp.	46,783,650
675,000	Texas Roadhouse, Inc.	31,650,750
		354,533,950
	ENERGY – 2.3%
260,000	PDC Energy, Inc.*	19,357,000
480,000	RSP Permian, Inc.*	21,432,000
		40,789,000
	FINANCIALS – 8.5%
975,000	BankUnited, Inc.	34,544,250
625,000	Education Realty Trust, Inc. - REIT	25,375,000
480,000	Euronet Worldwide, Inc.*	34,425,600
945,000	PRA Group, Inc.*	33,972,750
445,000	Stifel Financial Corp.*	22,183,250
		150,500,850
	HEALTH CARE – 25.6%
340,000	ABIOMED, Inc.*	38,161,600
745,000	Acadia Healthcare Co., Inc.*	28,317,450
625,000	Acceleron Pharma, Inc.*	21,056,250
645,000	Aduro Biotech, Inc.*	7,353,000
1,160,000	Akorn, Inc.*	24,615,200
805,000	DBV Technologies S.A. - ADR*1	29,398,600
1,815,000	Depomed, Inc.*	34,666,500
1,305,000	Globus Medical, Inc. - Class A*	28,240,200
450,000	Ligand Pharmaceuticals, Inc.*	46,980,000
285,000	Nevro Corp.*	21,668,550
1,290,000	Omnicell, Inc.*	46,246,500
365,000	Pacira Pharmaceuticals, Inc.*	11,625,250
205,000	Penumbra, Inc.*	12,689,500
330,000	Prothena Corp. PLC*1	19,476,600
425,000	Retrophin, Inc.*	8,699,750
720,000	Sage Therapeutics, Inc.*	36,079,200

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,675,000	Spectranetics Corp.*	$36,598,750
		451,872,900
	INDUSTRIALS – 15.4%
820,000	A.O. Smith Corp.	39,876,600
895,000	Beacon Roofing Supply, Inc.*	41,519,050
1,150,000	KEYW Holding Corp.*	14,409,500
1,220,000	Manitowoc Foodservice, Inc.*	21,642,800
510,000	Middleby Corp.*	69,859,800
135,000	Power Solutions International, Inc.*	1,742,850
518,518	Roadrunner Transportation Systems, Inc.*	5,200,735
280,000	Waste Connections, Inc.[1]	21,403,200
380,000	Watsco, Inc.	56,620,000
		272,274,535
	TECHNOLOGY – 20.4%

780,000	Criteo S.A. - ADR*1	32,190,600
480,000	Electronics For Imaging, Inc.*	20,889,600
345,000	Ellie Mae, Inc.*	28,479,750
760,000	EPAM Systems, Inc.*	50,084,000
585,000	Fortinet, Inc.*	17,608,500
660,000	Hortonworks, Inc.*	5,999,400
735,000	MAXIMUS, Inc.	40,638,150
2,285,000	Rambus, Inc.*	30,047,750
640,000	Silicon Laboratories, Inc.*	42,464,000
1,277,500	Synchronoss Technologies, Inc.*	61,933,200
275,000	WEX, Inc.*	30,390,250
		360,725,200
	TOTAL COMMON STOCKS (Cost $1,192,494,650)	1,630,696,435

	MUTUAL FUNDS – 1.5%
2,500,000	Oak Ridge International Small Cap Fund - Class I*2	26,950,000
	TOTAL MUTUAL FUNDS (Cost $25,000,000)	26,950,000

	SHORT-TERM INVESTMENTS – 6.1%
108,545,935	Fidelity Institutional Government Portfolio, 0.27%[3]	108,545,935
	TOTAL SHORT-TERM INVESTMENTS (Cost $108,545,935)	108,545,935

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 99.9% (Cost $1,326,040,585)	1,766,192,370
Other Assets in Excess of Liabilities – 0.1%	1,510,691
TOTAL NET ASSETS – 100.0%	$1,767,703,061

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	25.6%
Technology	20.4%
Consumer Discretionary	20.1%
Industrials	15.4%
Financials	8.5%
Energy	2.3%
Total Common Stocks	92.3%
Short-Term Investments	6.1%
Mutual Funds	1.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	AUSTRALIA – 3.2%
33,725	Mineral Resources Ltd.	$313,043
51,404	Navitas Ltd.	195,868
46,563	Regis Resources Ltd.	97,995
48,429	Sandfire Resources NL	207,062
79,297	St. Barbara Ltd.*	129,410
		943,378
	AUSTRIA – 0.6%
5,058	Oesterreichische Post A.G.	163,829
	BELGIUM – 1.0%
22,535	AGFA-Gevaert N.V.*	103,181
4,480	Bekaert S.A.	186,868
		290,049
	CHINA – 7.7%
66,000	Anhui Expressway Co., Ltd. - Class H	54,117
296,000	China Communications Services Corp. Ltd. - Class H	174,398
374,000	China Foods Ltd.	162,976
236,000	Far East Consortium International Ltd.	102,232
34,000	Jiangsu Expressway Co., Ltd. - Class H	45,325
142,500	Kingboard Chemical Holdings Ltd.	399,584
528,000	Man Wah Holdings Ltd.	368,269
80,000	Minth Group Ltd.	261,974
236,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	124,138
824,000	Xinyi Glass Holdings Ltd.	614,029
		2,307,042
	DENMARK – 0.9%
5,224	Dfds A/S	215,050
1,395	Royal Unibrew A/S	54,982
		270,032
	FINLAND – 0.4%
27,566	Sponda OYJ	118,445
	FRANCE – 0.4%
34,112	Derichebourg S.A.	107,994
	GERMANY – 7.0%
26,423	Aareal Bank A.G.	937,757
31,835	ADVA Optical Networking S.E.*	239,935
907	Bechtle A.G.	84,471
37,502	Deutz A.G.	204,860
2,720	Duerr A.G.	217,167
19,608	Kloeckner & Co. S.E.*	207,074

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
5,792	Software A.G.	$204,270
		2,095,534
	GIBRALTAR – 0.5%
58,389	888 Holdings PLC	152,877
	ISLE OF MAN – 0.6%
34,965	Paysafe Group PLC*	169,794
	ITALY – 7.7%
52,220	A2A S.p.A.	62,266
11,092	Biesse S.p.A.	207,497
17,045	Brembo S.p.A.	977,355
1,402	DiaSorin S.p.A.	75,635
123,984	Mediaset S.p.A.	300,400
385,839	Saras S.p.A.	684,164
		2,307,317
	JAPAN – 32.5%
8,600	Arcs Co., Ltd.	194,845
18,300	Benesse Holdings, Inc.	485,473
11,400	BML, Inc.	262,467
11,400	Canon Marketing Japan, Inc.	179,562
6,900	Ci:z Holdings Co., Ltd.	178,524
23,000	CyberAgent, Inc.	559,093
9,700	Doutor Nichires Holdings Co., Ltd.	180,341
33,700	EDION Corp.	323,730
89,400	FIDEA Holdings Co., Ltd.	150,035
8,000	Geo Holdings Corp.	86,570
6,300	Hitachi Construction Machinery Co., Ltd.	129,629
12,600	Ibiden Co., Ltd.	171,150
3,500	J-Oil Mills, Inc.	114,112
3,400	Japan Steel Works Ltd.	60,419
10,000	Kaga Electronics Co., Ltd.	165,465
11,300	Kanamoto Co., Ltd.	257,795
23,000	Kanematsu Corp.	37,997
10,700	Kohnan Shoji Co., Ltd.	202,300
9,100	Komeri Co., Ltd.	215,400
7,500	Komori Corp.	95,844
1,100	Kura Corp.	47,113
29,000	Makino Milling Machine Co., Ltd.	204,816
34,000	Marudai Food Co., Ltd.	140,274
13,200	Miraca Holdings, Inc.	590,743
2,800	Mochida Pharmaceutical Co., Ltd.	194,572
34,900	NET One Systems Co., Ltd.	235,504

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
64,000	Nippon Chemi-Con Corp.	$129,784
17,000	Nippon Soda Co., Ltd.	73,703
26,900	Nissin Electric Co., Ltd.	306,374
6,200	Nitto Kogyo Corp.	87,197
5,700	Plenus Co., Ltd.	111,205
101,600	Round One Corp.	707,794
59,000	Sanyo Shokai Ltd.	81,482
65,300	Sega Sammy Holdings, Inc.	976,032
31,000	Seino Holdings Co., Ltd.	344,399
16,300	Shinko Shoji Co., Ltd.	172,681
46,000	Shinmaywa Industries Ltd.	386,801
1,700	Ship Healthcare Holdings, Inc.	44,385
21,500	Tatsuta Electric Wire and Cable Co., Ltd.	87,011
24,300	Tokyo Dome Corp.	249,999
4,600	Toshiba Plant Systems & Services Corp.	68,916
34,000	Toshiba TEC Corp.*	167,912
8,400	Yamazen Corp.	65,861
7,900	Yuasa Trading Co., Ltd.	194,246
		9,719,555
	NETHERLANDS – 2.1%
14,537	BE Semiconductor Industries N.V.	482,333
4,007	TKH Group N.V.	148,431
		630,764
	NORWAY – 1.2%
11,096	Salmar A.S.A.	347,984
	SINGAPORE – 2.0%
140,200	SATS Ltd.	470,463
19,400	Venture Corp. Ltd.	131,418
		601,881
	SPAIN – 2.6%
2,076	CIE Automotive S.A.	38,660
73,070	Mediaset Espana Comunicacion S.A.	749,984
		788,644
	SWEDEN – 5.4%
36,004	Axfood A.B.	524,671
31,963	Betsson A.B.	312,428
15,494	Intrum Justitia A.B.	469,215
36,523	Klovern A.B. - A Shares	38,631
24,946	Mycronic A.B.	258,986
		1,603,931

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND – 8.5%
114	Forbo Holding A.G.	$146,999
1,110	Georg Fischer A.G.	949,838
6,305	Kardex A.G.	510,378
36,110	Logitech International S.A.	889,698
337	Tecan Group A.G.	53,266
		2,550,179
	UNITED KINGDOM – 12.6%
866	ASOS PLC*	54,688
94,346	Booker Group PLC	203,519
15,307	Dialog Semiconductor PLC*	606,845
54,349	Domino's Pizza Group PLC	238,015
8,516	Electrocomponents PLC	47,695
4,104	Galliford Try PLC	64,908
24,862	Greggs PLC	280,600
90,200	JD Sports Fashion PLC	375,833
452,782	Ladbrokes Coral Group PLC	703,081
85,515	Pagegroup PLC	396,545
6,512	PayPoint PLC	81,278
180,105	QinetiQ Group PLC	547,617
9,015	SuperGroup PLC	173,261
		3,773,885
	TOTAL COMMON STOCKS (Cost $27,621,646)	28,943,114
	SHORT-TERM INVESTMENTS – 2.1%
638,829	Fidelity Institutional Government Portfolio, 0.27%[1]	638,829
	TOTAL SHORT-TERM INVESTMENTS (Cost $638,829)	638,829
	TOTAL INVESTMENTS – 99.0% (Cost $28,260,475)	29,581,943
	Other Assets in Excess of Liabilities – 1.0%	287,217
	TOTAL NET ASSETS – 100.0%	$29,869,160

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	27.8%
Industrials	19.4%
Technology	15.2%
Financials	7.8%
Consumer Staples	7.5%
Materials	7.2%
Communications	5.4%
Health Care	4.1%
Energy	2.3%
Utilities	0.2%
Total Common Stocks	96.9%
Short-Term Investments	2.1%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	COMMUNICATIONS – 2.6%
1,250	EarthLink Holdings Corp.	$6,600
530	FairPoint Communications, Inc.*	8,824
380	RetailMeNot, Inc.*	3,496
130	Rubicon Project, Inc.*	982
120	tronc, Inc.	1,562
200	West Corp.	4,772
		26,236
	CONSUMER DISCRETIONARY – 17.5%
1,149	ACCO Brands Corp.*	14,305
230	American Axle & Manufacturing Holdings, Inc.*	3,602
190	American Public Education, Inc.*	4,389
150	Cooper-Standard Holding, Inc.*	14,298
420	CorVel Corp.*	13,524
200	Drew Industries, Inc.	21,020
1,230	Francesca's Holdings Corp.*	19,655
130	Hackett Group, Inc.	2,309
890	Herman Miller, Inc.	28,925
100	Johnson Outdoors, Inc. - Class A	4,180
390	Knoll, Inc.	10,339
88	Marine Products Corp.	996
460	Navigant Consulting, Inc.*	11,362
140	PCM, Inc.*	2,821
510	Quad/Graphics, Inc.	14,346
160	TriNet Group, Inc.*	4,037
160	Viad Corp.	7,024
		177,132
	CONSUMER STAPLES – 4.0%
30	Boston Beer Co., Inc. - Class A*	5,193
210	Central Garden & Pet Co. - Class A*	5,748
30	Herbalife Ltd.*1	1,471
70	Ingles Markets, Inc. - Class A	3,213
90	National Beverage Corp.	4,544
440	SpartanNash Co.	15,932
930	SUPERVALU, Inc.*	4,315
		40,416
	ENERGY – 0.5%
240	Matrix Service Co.*	5,004

	FINANCIALS – 19.8%
130	Ambac Financial Group, Inc.*	3,185
1,780	Banc of California, Inc.	26,878

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
280	CareTrust REIT, Inc. - REIT	$3,962
390	CorEnergy Infrastructure Trust, Inc. - REIT	12,765
460	Enova International, Inc.*	5,359
120	Federated National Holding Co.	2,087
410	First BanCorp*1	2,427
880	Flagstar Bancorp, Inc.*	24,798
250	Hanmi Financial Corp.	7,675
570	Heritage Insurance Holdings, Inc.	8,225
270	HomeStreet, Inc.*	7,844
460	Maiden Holdings Ltd.[1]	7,084
750	MTGE Investment Corp. - REIT	12,525
130	National Storage Affiliates Trust - REIT	2,675
630	NMI Holdings, Inc. - Class A*	5,418
700	OFG Bancorp[1]	9,450
190	Opus Bank	4,807
90	Peapack Gladstone Financial Corp.	2,409
60	Peoples Bancorp, Inc.	1,753
180	Preferred Bank	8,116
70	PS Business Parks, Inc. - REIT	7,821
40	Republic Bancorp, Inc. - Class A	1,481
420	Seacoast Banking Corp.*	8,635
160	Summit Hotel Properties, Inc. - REIT	2,275
130	Third Point Reinsurance Ltd.*1	1,541
120	United Insurance Holdings Corp.	1,630
240	Universal Insurance Holdings, Inc.	5,760
320	Walker & Dunlop, Inc.*	9,405
60	World Acceptance Corp.*	3,376
		201,366
	HEALTH CARE – 9.7%
340	AngioDynamics, Inc.*	5,542
90	BioSpecifics Technologies Corp.*	4,442
70	Bruker Corp.	1,588
130	Exactech, Inc.*	3,263
150	Heska Corp.*	9,916
110	INC Research Holdings, Inc. - Class A*	5,445
360	Masimo Corp.*	22,273
110	Natural Health Trends Corp.	2,782
550	Omega Protein Corp.*	13,172
310	Orthofix International N.V.*1	11,678
190	Phibro Animal Health Corp. - Class A	5,216
460	SciClone Pharmaceuticals, Inc.*	4,577

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
140	Sucampo Pharmaceuticals, Inc. - Class A*	$2,275
100	USANA Health Sciences, Inc.*	6,095
		98,264
	INDUSTRIALS – 9.4%
60	ArcBest Corp.	1,827
130	Argan, Inc.	7,859
160	Chase Corp.	12,896
50	Global Brass & Copper Holdings, Inc.	1,433
210	Meritor, Inc.*	2,650
270	MYR Group, Inc.*	10,114
1,400	NCI Building Systems, Inc.*	23,380
610	Stoneridge, Inc.*	9,681
370	Swift Transportation Co.*	9,239
40	VSE Corp.	1,548
770	Wabash National Corp.*	10,618
310	YRC Worldwide, Inc.*	3,931
		95,176
	MATERIALS – 9.9%
200	Apogee Enterprises, Inc.	9,540
1,100	Continental Building Products, Inc.*	24,640
300	Domtar Corp.	11,781
370	Greif, Inc. - Class A	19,007
320	KMG Chemicals, Inc.	10,810
200	OMNOVA Solutions, Inc.*	1,920
360	Rayonier Advanced Materials, Inc.	4,997
70	Stepan Co.	5,682
210	Trinseo S.A.[1]	12,295
		100,672
	TECHNOLOGY – 22.9%
710	Amkor Technology, Inc.*	8,392
1,280	Avid Technology, Inc.*	5,389
360	Barracuda Networks, Inc.*	7,934
750	Brightcove, Inc.*	6,225
450	Carbonite, Inc.*	8,325
60	Cardtronics PLC.*1	2,968
310	Cirrus Logic, Inc.*	17,050
410	CSG Systems International, Inc.	18,245
1,120	DHI Group, Inc.*	6,832
770	Extreme Networks, Inc.*	3,257
1,200	Ixia*	16,500
1,030	Kulicke & Soffa Industries, Inc.*	15,893

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
330	ManTech International Corp. - Class A	$14,193
430	MaxLinear, Inc. - Class A*	8,785
590	Mentor Graphics Corp.	21,565
450	NeoPhotonics Corp.*	5,814
210	NETGEAR, Inc.*	11,277
500	Nuance Communications, Inc.*	8,105
624	Quality Systems, Inc.	8,187
810	Sigma Designs, Inc.*	6,075
270	Sonus Networks, Inc.*	1,628
460	Teradata Corp.*	12,351
210	Travelport Worldwide Ltd.[1]	2,940
1,030	TTM Technologies, Inc.*	13,977
		231,907
	UTILITIES – 0.6%
410	NRG Yield, Inc. - Class C	6,294
	TOTAL COMMON STOCKS (Cost $857,858)	982,467

	SHORT-TERM INVESTMENTS – 3.8%
38,165	Fidelity Institutional Government Portfolio, 0.27%[2]	38,165
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,165)	38,165

	TOTAL INVESTMENTS – 100.7% (Cost $896,023)	1,020,632
	Liabilities in Excess of Other Assets – (0.7)%	(6,867)
	TOTAL NET ASSETS – 100.0%	$1,013,765

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.9%
Financials	19.8%
Consumer Discretionary	17.5%
Materials	9.9%
Health Care	9.7%
Industrials	9.4%
Consumer Staples	4.0%
Communications	2.6%
Utilities	0.6%
Energy	0.5%
Total Common Stocks	96.9%
Short-Term Investments	3.8%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Technology Insights Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.4%
	CONSUMER DISCRETIONARY – 11.0%
24	Amazon.com, Inc.*	$18,014
55	Netflix, Inc.*	6,435
48	Time Warner, Inc.	4,407
		28,856
	TECHNOLOGY – 82.4%
33	Accenture PLC - Class A1	3,941
25	Adobe Systems, Inc.*	2,570
28	Alphabet, Inc. - Class C*	21,225
39	Analog Devices, Inc.	2,895
206	Apple, Inc.	22,767
95	Applied Materials, Inc.	3,059
42	Autodesk, Inc.*	3,050
45	Broadcom Ltd.[1]	7,672
53	Cavium, Inc.*	3,023
303	Cisco Systems, Inc.	9,035
112	Corning, Inc.	2,691
106	Criteo S.A. - ADR*1	4,375
49	Electronic Arts, Inc.*	3,883
34	Ellie Mae, Inc.*	2,807
49	EPAM Systems, Inc.*	3,229
100	Facebook, Inc. - Class A*	11,842
32	Fiserv, Inc.*	3,348
144	Fortinet, Inc.*	4,334
179	HP, Inc.	2,757
273	Intel Corp.	9,473
31	International Business Machines Corp.	5,029
22	Intuit, Inc.	2,501
29	IPG Photonics Corp.*	2,782
35	KLA-Tencor Corp.	2,794
27	Lam Research Corp.	2,863
42	MAXIMUS, Inc.	2,322
65	Microsemi Corp.*	3,559
348	Microsoft Corp.	20,970
213	Oracle Corp.	8,560
29	Palo Alto Networks, Inc.*	3,897
100	QUALCOMM, Inc.	6,813
182	Rambus, Inc.*	2,393
72	salesforce.com, Inc.*	5,184
106	Synchronoss Technologies, Inc.*	5,139

Oak Ridge Technology Insights Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
158	Visa, Inc. - Class A	$12,217
		214,999
	TOTAL COMMON STOCKS (Cost $236,062)	243,855

	SHORT-TERM INVESTMENTS – 13.8%
36,038	Fidelity Institutional Government Portfolio, 0.27%[2]	36,038
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,038)	36,038

	TOTAL INVESTMENTS – 107.2% (Cost $272,100)	279,893
	Liabilities in Excess of Other Assets – (7.2)%	(18,830)
	TOTAL NET ASSETS – 100.0%	$261,063

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Technology Insights Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	82.4%
Consumer Discretionary	11.0%
Total Common Stocks	93.4%
Short-Term Investments	13.8%
Total Investments	107.2%
Liabilities in Excess of Other Assets	(7.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	COMMUNICATIONS – 2.3%
437	CenturyLink, Inc.	$10,278
88	News Corp.	1,052
		11,330
	CONSUMER DISCRETIONARY – 18.2%
261	ACCO Brands Corp.*	3,249
183	AMC Entertainment Holdings, Inc. - Class A	6,213
44	ASOS PLC*	2,779
579	Barratt Developments PLC	3,399
107	Betsson A.B. *	1,046
200	Canon Marketing Japan, Inc.	3,150
34	Capella Education Co.	2,966
61	Cooper-Standard Holding, Inc.*	5,815
33	CorVel Corp.*	1,063
100	EDION Corp.	961
94	Essendant, Inc.	1,821
200	Francesca's Holdings Corp.*	3,196
55	Hackett Group, Inc.	977
197	Herman Miller, Inc.	6,402
17	Industria de Diseno Textil S.A.	582
1,300	JD Sports Fashion PLC	5,417
2,956	Kingfisher PLC	13,060
146	Knoll, Inc.	3,870
1,430	Ladbrokes Coral Group PLC	2,220
35	Marcus Corp.	1,050
89	Nutrisystem, Inc.	3,271
495	Pagegroup PLC	2,295
408	Persimmon PLC	8,679
45	Peugeot S.A.*	664
69	Quad/Graphics, Inc.	1,941
816	Redde PLC	1,644
111	RPS Group PLC	260
200	Sega Sammy Holdings, Inc.	2,989
15	Valeo S.A.	836
		91,815
	CONSUMER STAPLES – 13.8%
588	Axfood A.B.	8,569
208	Central Garden & Pet Co. - Class A*	5,693
64	Cranswick PLC	1,794
254	Greggs PLC	2,867
98	Herbalife Ltd.*1	4,805
26	Ingles Markets, Inc. - Class A	1,193

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
100	Kato Sangyo Co., Ltd.	$2,204
136	National Beverage Corp.	6,867
573	Pilgrim's Pride Corp.	10,090
180	Salmar A.S.A.	5,645
124	SpartanNash Co.	4,490
836	SUPERVALU, Inc.*	3,879
3,617	Wm Morrison Supermarkets PLC	9,843
13	zooplus A.G.*	1,667
		69,606
	ENERGY – 4.5%
38	EnLink Midstream LLC	695
229	Valero Energy Corp.	14,097
119	Vestas Wind Systems A/S	7,852
		22,644
	FINANCIALS – 1.4%
127	CYS Investments, Inc. - REIT	1,021
74	Marcus & Millichap, Inc.*	2,031
190	Net 1 UEPS Technologies, Inc.*	2,168
219	Paysafe Group PLC*	1,064
1,000	Towa Bank Ltd.	944
		7,228
	HEALTH CARE – 18.1%
212	AngioDynamics, Inc.*	3,456
900	Astellas Pharma, Inc.	12,426
100	BML, Inc.	2,302
196	Cardinal Health, Inc.	13,918
51	Carl Zeiss Meditec A.G.	1,746
400	Daiichi Sankyo Co., Ltd.	8,328
161	Endo International PLC*1	2,578
101	Hologic, Inc.*	3,866
13	INC Research Holdings, Inc. - Class A*	644
37	Mallinckrodt PLC*1	1,950
93	McKesson Corp.	13,374
40	Molina Healthcare, Inc.*	2,114
148	Omega Protein Corp.*	3,545
99	Orthofix International N.V.*1	3,729
76	Sanofi	6,131
160	Triple-S Management Corp. - Class B*1	3,565
92	USANA Health Sciences, Inc.*	5,607

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
12	WellCare Health Plans, Inc.*	$1,644
		90,923
	INDUSTRIALS – 21.1%
274	Allison Transmission Holdings, Inc.	9,089
169	ArcBest Corp.	5,146
4	Astronics Corp.*	148
27	B&B Tools A.B. - B Shares	543
6,000	China Communications Services Corp. Ltd. - Class H	3,535
539	Deutsche Post A.G.	16,847
76	Dfds A/S	3,129
28	Duerr A.G.	2,235
2,000	Jiangsu Expressway Co., Ltd. - Class H	2,666
10	Kardex A.G. *	809
31	MasTec, Inc.*	1,176
73	Mistras Group, Inc.*	1,726
47	MYR Group, Inc.*	1,761
53	Oesterreichische Post A.G. *	1,717
560	Rolls-Royce Holdings PLC*	4,740
127	Safran S.A.	8,718
61	Saia, Inc.*	2,547
200	Seino Holdings Co., Ltd.	2,222
494	Skanska A.B. - B Shares	11,355
48	Stoneridge, Inc.*	762
192	Swift Transportation Co.*	4,794
176	Thales S.A.	17,186
248	Wabash National Corp.*	3,420
		106,271
	MATERIALS – 7.5%
33	Cabot Corp.	1,681
80	Cascades, Inc.	696
160	Continental Building Products, Inc.*	3,584
55	Domtar Corp.	2,160
139	Greif, Inc. - Class A	7,140
60	Innospec, Inc.	3,942
121	LyondellBasell Industries N.V. - Class A1	10,929
89	Mercer International, Inc.	846
231	Russel Metals, Inc.	4,445
40	Trinseo S.A.[1]	2,342
		37,765
	TECHNOLOGY – 11.0%
55	Amkor Technology, Inc.*	650

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
16	Barco N.V.	$1,227
19	BE Semiconductor Industries N.V.	630
132	CSG Systems International, Inc.	5,874
806	HP, Inc.	12,412
161	Ixia*	2,214
221	Kulicke & Soffa Industries, Inc.*	3,410
25	Logitech International S.A.	616
88	ManTech International Corp. - Class A	3,785
12	MaxLinear, Inc. - Class A*	245
2,031	QinetiQ Group PLC	6,175
203	Quality Systems, Inc.	2,663
98	STMicroelectronics N.V.	1,000
39	Synopsys, Inc.*	2,359
289	Teradata Corp.*	7,760
162	Travelport Worldwide Ltd.[1]	2,268
93	TTM Technologies, Inc.*	1,262
60	Web.com Group, Inc.*	957
		55,507
	TOTAL COMMON STOCKS (Cost $496,549)	493,089

	SHORT-TERM INVESTMENTS – 6.5%
32,828	Fidelity Institutional Government Portfolio, 0.27%[2]	32,828
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,828)	32,828

	TOTAL INVESTMENTS – 104.4% (Cost $529,377)	525,917
	Liabilities in Excess of Other Assets – (4.4)%	(22,210)
	TOTAL NET ASSETS – 100.0%	$503,707

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Global Equity Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	21.1%
Consumer Discretionary	18.2%
Health Care	18.1%
Consumer Staples	13.8%
Technology	11.0%
Materials	7.5%
Energy	4.5%
Communications	2.3%
Financials	1.4%
Total Common Stocks	97.9%
Short-Term Investments	6.5%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.2%
	CONSUMER DISCRETIONARY – 16.4%
23	Amazon.com, Inc.*	$17,263
89	Dick's Sporting Goods, Inc.	5,257
130	LKQ Corp.*	4,268
18	O'Reilly Automotive, Inc.*	4,941
7	Priceline Group, Inc.*	10,526
202	Ross Stores, Inc.	13,653
121	Starbucks Corp.	7,014
59	Ulta Salon Cosmetics & Fragrance, Inc.*	15,311
98	VF Corp.	5,342
		83,575
	CONSUMER STAPLES – 9.6%
304	Church & Dwight Co., Inc.	13,312
76	Costco Wholesale Corp.	11,408
119	CVS Health Corp.	9,150
154	Mondelez International, Inc. - Class A	6,351
84	PepsiCo, Inc.	8,409
		48,630
	ENERGY – 1.0%
52	EOG Resources, Inc.	5,331
	FINANCIALS – 1.9%
173	Intercontinental Exchange, Inc.	9,584
	HEALTH CARE – 19.7%
61	Acadia Healthcare Co., Inc.*	2,319
106	Acceleron Pharma, Inc.*	3,571
316	Akorn, Inc.*	6,705
63	Alexion Pharmaceuticals, Inc.*	7,723
18	Biogen, Inc.*	5,293
74	Cardinal Health, Inc.	5,255
109	Celgene Corp.*	12,918
179	Depomed, Inc.*	3,419
153	Eli Lilly & Co.	10,269
71	Gilead Sciences, Inc.	5,233
41	Incyte Corp.*	4,194
28	Nevro Corp.*	2,129
32	Perrigo Co. PLC[1]	2,763
47	Sage Therapeutics, Inc.*	2,355
59	Shire PLC - ADR[1]	10,301
100	UnitedHealth Group, Inc.	15,832
		100,279

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 13.6%
21	Acuity Brands, Inc.	$5,280
169	AMETEK, Inc.	8,002
164	Danaher Corp.	12,820
82	Fortive Corp.	4,509
87	Illinois Tool Works, Inc.	10,891
29	TransDigm Group, Inc.	7,292
68	Verisk Analytics, Inc. - Class A*	5,649
194	Waste Connections, Inc.[1]	14,829
		69,272
	MATERIALS – 2.1%
90	Ecolab, Inc.	10,506
	TECHNOLOGY – 31.9%
31	Alliance Data Systems Corp.	7,092
18	Alphabet, Inc. - Class A*	13,966
19	Alphabet, Inc. - Class C*	14,403
86	ANSYS, Inc.*	8,086
258	Apple, Inc.	28,514
124	Cognizant Technology Solutions Corp. - Class A*	6,830
139	EPAM Systems, Inc.*	9,160
114	Facebook, Inc. - Class A*	13,500
115	Fortinet, Inc.*	3,461
171	Intel Corp.	5,934
127	MAXIMUS, Inc.	7,022
399	Microsoft Corp.	24,044
144	Synchronoss Technologies, Inc.*	6,981
172	Visa, Inc. - Class A	13,299
		162,292
	TOTAL COMMON STOCKS (Cost $496,914)	489,469

	SHORT-TERM INVESTMENTS – 8.2%
41,979	Fidelity Institutional Government Portfolio, 0.27%[2]	41,979
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,979)	41,979

	TOTAL INVESTMENTS – 104.4% (Cost $538,893)	531,448
	Liabilities in Excess of Other Assets – (4.4)%	(22,515)

	TOTAL NET ASSETS – 100.0%	$508,933

ADR – American Depository Receipt

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.9%
Health Care	19.7%
Consumer Discretionary	16.4%
Industrials	13.6%
Consumer Staples	9.6%
Materials	2.1%
Financials	1.9%
Energy	1.0%
Total Common Stocks	96.2%
Short-Term Investments	8.2%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.1%
	CONSUMER DISCRETIONARY – 23.1%
2,493	Amazon.com, Inc.*	$1,871,171
2,075	Chipotle Mexican Grill, Inc.*	822,385
58,500	Hanesbrands, Inc.	1,358,955
12,582	Home Depot, Inc.	1,628,111
37,495	LKQ Corp.*	1,230,961
4,884	O'Reilly Automotive, Inc.*	1,340,658
855	Priceline Group, Inc.*	1,285,646
16,365	Starbucks Corp.	948,679
17,345	Time Warner, Inc.	1,592,618
15,753	TJX Cos., Inc.	1,234,090
12,945	VF Corp.	705,632
11,360	Walt Disney Co.	1,126,003
		15,144,909
	CONSUMER STAPLES – 6.4%
9,771	Costco Wholesale Corp.	1,466,725
31,021	Mondelez International, Inc. - Class A	1,279,306
14,410	PepsiCo, Inc.	1,442,441
		4,188,472
	ENERGY – 1.9%
8,060	EOG Resources, Inc.	826,311
19,540	Kinder Morgan, Inc.	433,788
		1,260,099
	FINANCIALS – 3.9%
27,475	Intercontinental Exchange, Inc.	1,522,115
10,380	MasterCard, Inc. - Class A	1,060,836
		2,582,951
	HEALTH CARE – 18.6%
8,140	Alexion Pharmaceuticals, Inc.*	997,883
2,320	Biogen, Inc.*	682,242
18,810	Cardinal Health, Inc.	1,335,698
20,150	Celgene Corp.*	2,387,976
23,325	Eli Lilly & Co.	1,565,574
8,915	Gilead Sciences, Inc.	657,036
10,750	Incyte Corp.*	1,099,617
4,155	Perrigo Co. PLC[1]	358,743
7,685	Shire PLC - ADR[1]	1,341,801
10,990	UnitedHealth Group, Inc.	1,739,937
		12,166,507
	INDUSTRIALS – 8.3%
5,495	Acuity Brands, Inc.	1,381,498

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
21,495	Danaher Corp.	$1,680,264
10,750	Fortive Corp.	591,142
14,045	Illinois Tool Works, Inc.	1,758,153
		5,411,057
	MATERIALS – 2.2%
12,215	Ecolab, Inc.	1,425,857
	TECHNOLOGY – 28.7%
3,540	Alphabet, Inc. - Class A*	2,746,615
2,075	Alphabet, Inc. - Class C*	1,572,933
37,250	Apple, Inc.	4,116,870
6,105	Broadcom Ltd.[1]	1,040,841
12,825	Cognizant Technology Solutions Corp. - Class A*	706,401
14,410	Facebook, Inc. - Class A*	1,706,432
19,420	Fortinet, Inc.*	584,542
28,090	Intel Corp.	974,723
46,775	Microsoft Corp.	2,818,662
32,730	Visa, Inc. - Class A	2,530,684
		18,798,703
	TOTAL COMMON STOCKS (Cost $41,809,844)	60,978,555

	SHORT-TERM INVESTMENTS – 7.3%
4,806,509	Fidelity Institutional Government Portfolio, 0.27%[2]	4,806,509
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,806,509)	4,806,509

	TOTAL INVESTMENTS – 100.4% (Cost $46,616,353)	65,785,064
	Liabilities in Excess of Other Assets – (0.4)%	(253,203)
	TOTAL NET ASSETS – 100.0%	$65,531,861

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.7%
Consumer Discretionary	23.1%
Health Care	18.6%
Industrials	8.3%
Consumer Staples	6.4%
Financials	3.9%
Materials	2.2%
Energy	1.9%
Total Common Stocks	93.1%
Short-Term Investments	7.3%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	COMMUNICATIONS – 3.1%
294	Verizon Communications, Inc.	$14,671

	CONSUMER DISCRETIONARY – 15.2%
108	Home Depot, Inc.	13,975
355	Kohl's Corp.	19,110
190	Time Warner, Inc.	17,446
161	VF Corp.	8,776
119	Walt Disney Co.	11,795
		71,102
	CONSUMER STAPLES – 12.7%
347	Coca-Cola European Partners PLC[1]	11,264
83	Kraft Heinz Co.	6,777
249	Mondelez International, Inc. - Class A	10,269
186	PepsiCo, Inc.	18,618
155	Procter & Gamble Co.	12,781
		59,709
	ENERGY – 7.6%
120	Chevron Corp.	13,387
156	Exxon Mobil Corp.	13,619
380	Kinder Morgan, Inc.	8,436
		35,442
	FINANCIALS – 14.0%
58	BlackRock, Inc.	21,506
169	CME Group, Inc.	19,082
313	JPMorgan Chase & Co.	25,093
		65,681
	HEALTH CARE – 15.4%
101	Amgen, Inc.	14,551
215	Cardinal Health, Inc.	15,267
175	Eli Lilly & Co.	11,746
134	Gilead Sciences, Inc.	9,876
131	UnitedHealth Group, Inc.	20,740
		72,180
	INDUSTRIALS – 7.0%
104	Boeing Co.	15,658
136	Illinois Tool Works, Inc.	17,025
		32,683
	TECHNOLOGY – 19.4%
240	Apple, Inc.	26,525
169	Automatic Data Processing, Inc.	16,227

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
463	Cisco Systems, Inc.	$13,807
514	Intel Corp.	17,836
274	Microsoft Corp.	16,511
		90,906
	TOTAL COMMON STOCKS (Cost $376,413)	442,374

	SHORT-TERM INVESTMENTS – 7.5%
35,045	Fidelity Institutional Government Portfolio, 0.27%[2]	35,045
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,045)	35,045

	TOTAL INVESTMENTS – 101.9% (Cost $411,458)	477,419
	Liabilities in Excess of Other Assets – (1.9)%	(9,035)
	TOTAL NET ASSETS – 100.0%	$468,384

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	19.4%
Health Care	15.4%
Consumer Discretionary	15.2%
Financials	14.0%
Consumer Staples	12.7%
Energy	7.6%
Industrials	7.0%
Communications	3.1%
Total Common Stocks	94.4%
Short-Term Investments	7.5%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2016 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Assets:
Investments, at cost	$1,301,040,585	$28,260,475	$896,023
Investments in affiliated issuers, at cost	25,000,000	-	-
Total investments, at cost	1,326,040,585	28,260,475	896,023

Investments, at value	$1,739,242,370	$29,581,943	$1,020,632
Investments in affiliated issuers, at value	26,950,000	-	-
Total investments, at value	1,766,192,370	29,581,943	1,020,632

Receivables:
Investment securities sold	7,356,035	751,750	-
Fund shares sold	1,745,934	-	-
Dividends and interest	99,735	108,419	901
Due from Advisor	-	-	5,324
Prepaid expenses	103,319	27,732	25,176
Total assets	1,775,497,393	30,469,844	1,052,033

Liabilities:
Payables:
Investment securities purchased	-	534,240	-
Fund shares redeemed	5,257,661	-	-
Advisory fees	1,025,902	3,205	-
Transfer agent fees and expenses (Note 2)	1,091,674	4,444	7,344
Distribution fees - Class A (Note 8)	61,352	279	8
Distribution fees - Class C (Note 8)	50,094	-	-
Fund administration fees	114,867	2,472	4,865
Fund accounting fees	42,116	10,275	4,309
Custody fees	20,208	9,779	2,207
Auditing fees	8,512	10,153	10,153
Trustees' fees and expenses	1,006	1,197	944
Chief Compliance Officer fees	676	2,461	2,779
Shareholder servicing fees (Note 7)	-	13,871	722
Accrued other expenses	120,264	8,308	4,937
Total liabilities	7,794,332	600,684	38,268

Net Assets	$1,767,703,061	$29,869,160	$1,013,765

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,250,114,220	$27,916,791	$890,466
Accumulated net investment income (loss)	(13,725,951)	297,621	(946)
Accumulated net realized gain (loss) on investments and foreign currency transactions	91,163,007	343,400	(364)
Net unrealized appreciation (depreciation) on:
Investments	438,201,785	1,321,468	124,609
Foreign currency translations	-	(10,120)	-
Net unrealized appreciation on affiliated issuers	1,950,000	-	-
Net Assets	$1,767,703,061	$29,869,160	$1,013,765

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of November 30, 2016 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$297,210,106	$1,460,589	$40,665
Shares of beneficial interest issued and outstanding	8,404,473	135,652	3,510
Redemption price per share*	35.36	10.77	11.59
Maximum sales charge (5.75% of offering price)**	2.16	0.66	0.71
Maximum offering price to public	$37.52	$11.43	$12.30

Class C Shares:
Net assets applicable to shares outstanding	$60,994,255	$-	$-
Shares of beneficial interest issued and outstanding	2,172,598	-	-
Redemption price per share***	$28.07	$-	$-

Class I Shares:
Net assets applicable to shares outstanding	$1,239,451,093	$28,408,571	$973,100
Shares of beneficial interest issued and outstanding	34,087,755	2,634,194	83,800
Redemption price per share	$36.36	$10.78	$11.61

Class K Shares:
Net assets applicable to shares outstanding	$170,047,607	$-	$-
Shares of beneficial interest issued and outstanding	4,708,515	-	-
Redemption price per share	$36.11	$-	$-

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2016 (Unaudited)

	Oak Ridge Technology Insights Fund[1]	Oak Ridge Global Equity Fund[1]	Oak Ridge Disciplined Growth Fund[1]
Assets:
Investments, at cost	$272,100	$529,377	$538,893
Investments, at value	$279,893	$525,917	$531,448

Receivables:
Investment securities sold	3,184	-	-
Dividends and interest	401	1,148	595
Prepaid expenses	5,258	2,746	15,348
Prepaid offering costs	12,704	12,704	12,704
Total assets	301,440	542,515	560,095

Liabilities:
Payables:
Investment securities purchased	5,522	-	-
Transfer agent fees and expenses (Note 2)	2,923	2,936	2,921
Fund administration fees	4,347	4,347	4,347
Fund accounting fees	4,059	8,944	4,104
Custody fees	1,770	3,442	2,031
Auditing fees	6,977	6,977	6,977
Trustees' fees and expenses	430	516	431
Chief Compliance Officer fees	1,095	1,095	1,095
Offering costs - Advisor	9,012	5,282	25,773
Shareholder servicing fees (Note 7)	141	167	183
Accrued other expenses	4,101	5,102	3,300
Total liabilities	40,377	38,808	51,162

Net Assets	$261,063	$503,707	$508,933

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$245,750	$501,000	$526,491
Accumulated net investment income	247	1,271	853
Accumulated net realized gain (loss) on investments and foreign currency transactions	7,273	4,934	(10,966)
Net unrealized appreciation (depreciation) on:
Investments	7,793	(3,460)	(7,445)
Foreign currency translations	-	(38)	-
Net Assets	$261,063	$503,707	$508,933

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$261,063	$503,707	$508,933
Shares of beneficial interest issued and outstanding	25,100	50,100	52,123
Redemption price per share	$10.40	$10.05	$9.76

[1]	The Technology Insights Fund, Global Equity Fund and Disciplined Growth Fund commenced operations on July 29, 2016.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2016 (Unaudited)

	Oak Ridge Large Cap Growth Fund	Oak Ridge Dividend Growth Fund
Assets:
Investments, at cost	$46,616,353	$411,458
Investments, at value	$65,785,064	$477,419

Receivables:
Fund shares sold	6,132	-
Dividends and interest	93,086	1,206
Due from Advisor	-	13,544
Prepaid expenses	31,368	6,999
Total assets	65,915,650	499,168

Liabilities:
Payables:
Fund shares redeemed	242,621	-
Advisory fees	22,373	-
Transfer agent fees and expenses (Note 2)	43,934	4,633
Distribution fees - Class A (Note 8)	7,693	25
Distribution fees - Class C (Note 8)	12,379	-
Fund administration fees	13,734	5,150
Fund accounting fees	8,013	4,204
Custody fees	5,707	1,491
Auditing fees	9,474	9,501
Trustees' fees and expenses	430	520
Chief Compliance Officer fees	2,783	722
Shareholder servicing fees (Note 7)	-	791
Accrued other expenses	14,648	3,747
Total liabilities	383,789	30,784

Net Assets	$65,531,861	$468,384

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$86,834,859	$392,504
Accumulated net investment income (loss)	(171,429)	1,261
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,300,280)	8,658
Net unrealized appreciation on:
Investments	19,168,711	65,961
Net Assets	$65,531,861	$468,384

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of November 30, 2016 (Unaudited)

	Oak Ridge Large Cap Growth Fund	Oak Ridge Dividend Growth Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$37,125,562	$129,144
Shares of beneficial interest issued and outstanding	1,841,695	10,224
Redemption price per share*	20.16	12.63
Maximum sales charge (5.75% of offering price)**	1.23	0.77
Maximum offering price to public	$21.39	$13.40

Class C Shares:
Net assets applicable to shares outstanding	$14,951,662	$-
Shares of beneficial interest issued and outstanding	825,059	-
Redemption price per share***	$18.12	$-

Class I Shares:
Net assets applicable to shares outstanding	$13,454,637	$339,240
Shares of beneficial interest issued and outstanding	655,115	26,676
Redemption price per share	$20.54	$12.72

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended November 30, 2016 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $25,305, $27,565 and $0, respectively)	$4,039,126	$287,075	$4,566
Interest	108,394	1,149	95
Total investment income	4,147,520	288,224	4,661

Expenses:
Advisory fees	8,533,765	150,046	4,108
Transfer agent fees and expenses	-	17,668	18,510
Transfer agent fees and expenses - Class A (Note 2)	487,461	-	-
Transfer agent fees and expenses - Class C (Note 2)	81,708	-	-
Transfer agent fees and expenses - Class I (Note 2)	1,526,697	-	-
Transfer agent fees and expenses - Class K (Note 2)	6,235	-	-
Distribution fees - Class A (Note 8)	417,438	1,928	45
Distribution fees - Class C (Note 8)	337,604	-	-
Fund administration fees	426,420	19,852	16,360
Shareholder reporting fees	216,970	1,875	678
Fund accounting fees	122,249	42,137	14,221
Registration fees	76,581	19,940	17,524
Custody fees	58,440	30,740	5,807
Miscellaneous	36,639	3,444	3,544
Legal fees	24,031	6,010	5,332
Auditing fees	8,818	10,154	10,154
Trustees' fees and expenses	7,639	3,715	3,361
Insurance fees	6,316	636	602
Chief Compliance Officer fees	2,509	2,567	885
Offering costs	-	7,388	7,397
Shareholder servicing fees (Note 7)	-	10,005	456

Total expenses	12,377,520	328,105	108,984
Less fees waived and expenses reimbursed	(647,789)	(138,933)	(103,689)
Affiliated fund fee waived (Note 4)	(111,755)	-	-
Net expenses	11,617,976	189,172	5,295
Net investment income (loss)	(7,470,456)	99,052	(634)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Affiliated Issuers:
Net realized gain on:
Investments	40,064,036	455,437	28,655
Foreign currency transactions	-	2,768	-
Net realized gain	40,064,036	458,205	28,655
Net change in unrealized appreciation/depreciation on:
Investments	54,067,951	(1,097,415)	112,402
Foreign currency translations	-	(11,396)	-
Affiliated issuers	(375,000)	-	-
Net change in unrealized appreciation/depreciation	53,692,951	(1,108,811)	112,402
Net realized and unrealized gain (loss) on investments, foreign currency and affiliated issuers	93,756,987	(650,606)	141,057

Net Increase (Decrease) in Net Assets from Operations	$86,286,531	$(551,554)	$140,423

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended November 30, 2016 (Unaudited)

	Oak Ridge Technology Insights Fund[1]	Oak Ridge Global Equity Fund[1]	Oak Ridge Disciplined Growth Fund[1]
Investment Income:
Dividends (net of foreign withholding taxes of $0, $98 and $0, respectively)	$1,797	$3,210	$2,564
Interest	40	31	53
Total investment income	1,837	3,241	2,617

Expenses:
Advisory fees	1,157	1,542	1,299
Transfer agent fees and expenses	6,117	6,117	6,117
Fund administration fees	9,276	9,276	9,276
Shareholder reporting fees	2,583	3,584	2,583
Fund accounting fees	7,543	15,086	7,710
Registration fees	1,553	1,553	7,629
Custody fees	3,076	6,953	4,076
Miscellaneous	2,778	3,778	1,976
Legal fees	4,343	3,343	4,343
Auditing fees	6,977	6,977	6,977
Trustees' fees and expenses	2,006	2,340	2,006
Insurance fees	401	401	401
Chief Compliance Officer fees	1,170	1,170	1,170
Offering costs	6,722	6,722	6,722
Shareholder servicing fees (Note 7)	141	167	183

Total expenses	55,843	69,009	62,468
Less fees waived and expenses reimbursed	(54,253)	(67,039)	(60,704)
Net expenses	1,590	1,970	1,764
Net investment income	247	1,271	853

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Affiliated Issuers:
Net realized gain (loss) on:
Investments	7,273	4,956	(10,966)
Foreign currency transactions	-	(22)	-
Net realized gain (loss)	7,273	4,934	(10,966)
Net change in unrealized appreciation/depreciation on:
Investments	7,793	(3,460)	(7,445)
Foreign currency translations	-	(38)	-
Net change in unrealized appreciation/depreciation	7,793	(3,498)	(7,445)
Net realized and unrealized gain (loss) on investments, foreign currency and affiliated issuers	15,066	1,436	(18,411)

Net Increase (Decrease) in Net Assets from Operations	$15,313	$2,707	$(17,558)

[1]	The Technology Insights Fund, Global Equity Fund and Disciplined Growth Fund commenced operations on July 29, 2016.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended November 30, 2016 (Unaudited)

	Oak Ridge Large Cap Growth Fund	Oak Ridge Dividend Growth Fund
Investment Income:
Dividends	$396,350	$5,656
Interest	2,067	63
Total investment income	398,417	5,719

Expenses:
Advisory fees	256,055	1,679
Transfer agent fees and expenses	-	18,245
Transfer agent fees and expenses - Class A (Note 2)	52,206	-
Transfer agent fees and expenses - Class C (Note 2)	7,220	-
Transfer agent fees and expenses - Class I (Note 2)	10,514	-
Distribution fees - Class A (Note 8)	48,485	144
Distribution fees - Class C (Note 8)	78,124	-
Fund administration fees	24,173	16,799
Shareholder reporting fees	7,272	1,355
Fund accounting fees	17,594	12,637
Registration fees	37,261	6,255
Custody fees	7,079	3,877
Miscellaneous	2,961	2,083
Legal fees	9,082	6,595
Auditing fees	9,398	8,800
Trustees' fees and expenses	2,629	3,019
Insurance fees	1,157	617
Chief Compliance Officer fees	2,288	2,224
Shareholder servicing fees (Note 7)	-	112

Total expenses	573,498	84,441
Less fees waived and expenses reimbursed	(95,679)	(82,059)
Net expenses	477,819	2,382
Net investment income (loss)	(79,402)	3,337

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments:	3,340,896	8,658
Net change in unrealized appreciation/depreciation on investments	(1,972,851)	14,132
Net realized and unrealized gain on investments	1,368,045	22,790

Net Increase in Net Assets from Operations	$1,288,643	$26,127

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(7,470,456)	$(18,167,368)
Net realized gain on investments	40,064,036	93,643,481
Net change in unrealized appreciation/depreciation on investments and affiliated issuers	53,692,951	(389,795,183)
Net increase (decrease) in net assets resulting from operations	86,286,531	(314,319,072)

Distributions to Shareholders:
From net realized gain:
Class A	-	(24,925,494)
Class C	-	(6,277,647)
Class I1	-	(107,371,263)
Class K	-	(7,709,255)
Total distributions to shareholders	-	(146,283,659)

Capital Transactions:
Net proceeds from shares sold:
Class A	16,302,309	80,318,940
Class C	890,261	8,234,433
Class I1	181,284,632	506,372,211
Class K	44,365,641	57,584,798
Reinvestment of distributions:
Class A	-	23,333,130
Class C	-	5,277,020
Class I1	-	103,616,318
Class K	-	6,142,657
Cost of shares redeemed:
Class A	(89,937,493)	(130,733,297)
Class C	(13,361,181)	(18,751,603)
Class I1	(663,396,136)	(459,559,920)
Class K	(21,682,787)	(28,620,512)
Net increase (decrease) in net assets from capital transactions	(545,534,754)	153,214,175

Total decrease in net assets	(459,248,223)	(307,388,556)

Net Assets:
Beginning of period	2,226,951,284	2,534,339,840
End of period	$1,767,703,061	$2,226,951,284

Accumulated net investment loss	$(13,725,951)	$(6,255,495)

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
Capital Share Transactions:
Shares sold:
Class A	468,540	2,209,117
Class C	31,939	274,687
Class I1	5,009,728	13,558,708
Class K	1,232,599	1,591,392
Shares reinvested:
Class A	-	671,457
Class C	-	189,888
Class I1	-	2,910,571
Class K	-	173,915
Shares redeemed:
Class A	(2,562,680)	(3,692,825)
Class C	(482,340)	(666,578)
Class I1	(18,371,774)	(12,777,098)
Class K	(607,964)	(793,662)
Net increase (decrease) in capital share transactions	(15,281,952)	3,649,573

[1]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period September 30, 2015* through May 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$99,052	$168,666
Net realized gain (loss) on investments and foreign currency transactions	458,205	(189,054)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,108,811)	2,420,159
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	-	87,580
Net increase (decrease) in net assets resulting from operations	(551,554)	2,487,351

Capital Transactions:
Net proceeds from shares sold:
Class A	202,335	2,143,545
Class I	510,603	25,961,127
Cost of shares redeemed:
Class A	(820,826)	(17,280)
Class I	(53,436)	-
Contribution to capital from affiliate:
Class A	-	3,779
Class I	-	3,516
Net increase (decrease) in net assets from capital transactions	(161,324)	28,094,687

Total increase (decrease) in net assets	(712,878)	30,582,038

Net Assets:
Beginning of period	30,582,038	-
End of period	$29,869,160	$30,582,038

Accumulated net investment income	$297,621	$198,569

Capital Share Transactions:
Shares sold:
Class A	18,577	198,107
Class I	46,605	2,592,543
Shares redeemed:
Class A	(79,417)	(1,615)
Class I	(4,954)	-
Net increase (decrease) in capital share transactions	(19,189)	2,789,035

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period September 30, 2015* through May 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(634)	$(41)
Net realized gain (loss) on investments	28,655	(27,699)
Net change in unrealized appreciation/depreciation on investments	112,402	33,823
Net increase in net assets resulting from operations	140,423	6,083

Distributions to Shareholders:
From net investment income:
Class A	-	(10)
Class I	-	(722)
From net realized gain:
Class A	-	(22)
Class I	-	(1,299)
Total distributions to shareholders	-	(2,053)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,308	33,477
Class I	58,729	271,280
Class I Capital Issued with Reorganization of Private Fund (Note 1)	-	519,981
Reinvestment of Distributions:
Class A	-	32
Class I	-	2,021
Cost of shares redeemed:
Class I	(19,516)	-
Net increase in net assets from capital transactions	42,521	826,791

Total increase in net assets	182,944	830,821

Net Assets:
Beginning of period	830,821	-
End of period	$1,013,765	$830,821

Accumulated net investment loss	$(946)	$(312)

Capital Share Transactions:
Shares sold:
Class A	304	3,203
Class I	5,606	27,860
Class I Shares Issued with Reorganization of Private Fund (Note 1)	-	51,998
Shares reinvested:
Class A	-	3
Class I	-	192
Shares redeemed:
Class I	(1,856)	-
Net increase in capital share transactions	4,054	83,256

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Technology Insights Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 29, 2016* through November 30, 2016 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$247
Net realized gain on investments	7,273
Net change in unrealized appreciation/depreciation on investments	7,793
Net increase in net assets resulting from operations	15,313

Capital Transactions:
Net proceeds from shares sold:
Class I	501,000
Cost of shares redeemed:
Class I	(255,250)
Net increase in net assets from capital transactions	245,750

Total increase in net assets	261,063

Net Assets:
Beginning of period	-
End of period	$261,063

Accumulated net investment income	$247

Capital Share Transactions:
Shares sold:
Class I	50,100
Shares redeemed:
Class I	(25,000)
Net increase in capital share transactions	25,100

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Global Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 29, 2016* through November 30, 2016 (Unaudited)
Increase in Net Assets from:
Operations:
Net investment income	$1,271
Net realized gain on investments and foreign currency transactions	4,934
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,498)
Net increase in net assets resulting from operations	2,707

Capital Transactions:
Net proceeds from shares sold:
Class I	501,000
Net increase in net assets from capital transactions	501,000

Total increase in net assets	503,707

Net Assets:
Beginning of period	-
End of period	$503,707

Accumulated net investment income	$1,271

Capital Share Transactions:
Shares sold:
Class I	50,100
Net increase in capital share transactions	50,100

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 29, 2016* through November 30, 2016 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$853
Net realized loss on investments	(10,966)
Net change in unrealized appreciation/depreciation on investments	(7,445)
Net decrease in net assets resulting from operations	(17,558)

Capital Transactions:
Net proceeds from shares sold:
Class I	636,491
Cost of shares redeemed:
Class I	(110,000)
Net increase in net assets from capital transactions	526,491

Total increase in net assets	508,933

Net Assets:
Beginning of period	-
End of period	$508,933

Accumulated net investment income	$853

Capital Share Transactions:
Shares sold:
Class I	63,393
Shares redeemed:
Class I	(11,270)
Net increase in capital share transactions	52,123

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(79,402)	$(230,468)
Net realized gain on investments	3,340,896	6,950,340
Net change in unrealized appreciation/depreciation on investments	(1,972,851)	(9,159,440)
Net increase (decrease) in net assets resulting from operations	1,288,643	(2,439,568)

Capital Transactions:
Net proceeds from shares sold:
Class A	760,831	1,853,262
Class C	302,875	1,653,164
Class I1	377,591	517,700
Cost of shares redeemed:
Class A	(3,748,505)	(5,676,293)
Class C	(1,472,564)	(3,605,965)
Class I1	(1,370,880)	(2,228,176)
Net decrease in net assets from capital transactions	(5,150,652)	(7,486,308)

Total decrease in net assets	(3,862,009)	(9,925,876)

Net Assets:
Beginning of period	69,393,870	79,319,746
End of period	$65,531,861	$69,393,870

Accumulated net investment loss	$(171,429)	$(92,027)

Capital Share Transactions:
Shares sold:
Class A	37,924	93,336
Class C	17,127	91,628
Class I1	18,135	25,513
Shares redeemed:
Class A	(186,121)	(286,670)
Class C	(81,197)	(201,949)
Class I1	(66,601)	(111,449)
Net decrease in capital share transactions	(260,733)	(389,591)

[1]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,337	$6,537
Net realized gain on investments	8,658	2,546
Net change in unrealized appreciation/depreciation on investments	14,132	(20,831)
Net increase (decrease) in net assets resulting from operations	26,127	(11,748)

Distributions to Shareholders:
From net investment income:
Class A	(668)	(1,209)
Class I	(2,349)	(5,111)
From net realized gain:
Class A	-	(1,239)
Class I	-	(4,703)
Total distributions to shareholders	(3,017)	(12,262)

Capital Transactions:
Net proceeds from shares sold:
Class A	22,272	47,392
Reinvestment of distributions:
Class A	668	2,448
Class I	2,348	9,815
Cost of shares redeemed:
Class A	(1,087)	(10,546)
Net increase in net assets from capital transactions	24,201	49,109

Total increase in net assets	47,311	25,099

Net Assets:
Beginning of period	421,073	395,974
End of period	$468,384	$421,073

Accumulated net investment income	$1,261	$941

Capital Share Transactions:
Shares sold:
Class A	1,820	3,907
Shares reinvested:
Class A	56	205
Class I	195	817
Shares redeemed:
Class A	(87)	(895)
Net increase in capital share transactions	1,984	4,034

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014***	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$34.02	$41.23	$40.94	$38.74	$29.43	$28.42	$26.84
Income from Investment Operations:
Net investment loss	(0.17)[1]	(0.37)[1]	(0.21)[1]	(0.40)[1]	(0.32)	(0.27)	(0.28)
Net realized and unrealized gain (loss) on investments	1.51	(4.54)	3.10	2.60	11.58	2.18	3.30
Total from investment operations	1.34	(4.91)	2.89	2.20	11.26	1.91	3.02

Less Distributions:
From net realized gain	-	(2.30)	(2.60)	-	(1.95)	(0.90)	(1.44)

Net asset value, end of period	$35.36	$34.02	$41.23	$40.94	$38.74	$29.43	$28.42

Total return[2]	3.91%[3]	(12.00)%	7.83%[3]	5.68%	38.32%	6.76%	11.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$297,210	$357,215	$466,398	$467,897	$599,193	$419,590	$523,611

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.46%[4]	1.38%	1.34%[4]	1.39%	1.40%	1.51%	1.51%
After fees waived and expenses absorbed	1.39%[4]	1.38%	1.34%[4]	1.38%	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.06)%[4]	(1.02)%	(1.03)%[4]	(1.04)%	(0.99)%	(0.98)%	(1.11)%
After fees waived and expenses absorbed	(0.99)%[4]	(1.02)%	(1.03)%[4]	(1.03)%	(0.99)%	(0.88)%	(1.00)%

Portfolio turnover rate	13%[3]	30%	22%[3]	23%	24%	23%	26%

*
Financial information from December 1, 2010 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Small Cap Growth Fund into Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund. See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$27.12	$33.63	$34.01	$32.42	$25.04	$24.48	$23.50
Income from Investment Operations:
Net investment loss	(0.24)[1]	(0.52)[1]	(0.29)[1]	(0.56)[1]	(0.46)	(0.36)	(0.42)
Net realized and unrealized gain (loss) on investments	1.19	(3.69)	2.51	2.15	9.79	1.82	2.84
Total from investment operations	0.95	(4.21)	2.22	1.59	9.33	1.46	2.42

Less Distributions:
From net realized gain	-	(2.30)	(2.60)	-	(1.95)	(0.90)	(1.44)

Net asset value, end of period	$28.07	$27.12	$33.63	$34.01	$32.42	$25.04	$24.48

Total return[2]	3.50%[3]	(12.68)%	7.42%[3]	4.90%	37.33%	6.01%	10.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,994	$71,123	$95,018	$92,622	$103,819	$73,426	$60,111

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.16%[4]	2.17%	2.12%[4]	2.08%	2.12%	2.17%	2.20%
After fees waived and expenses absorbed	2.15%[4]	2.16%	2.12%[4]	2.08%	2.12%	2.17%	2.20%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.76)%[4]	(1.81)%	(1.81)%[4]	(1.74)%	(1.71)%	(1.63)%	(1.81)%
After fees waived and expenses absorbed	(1.75)%[4]	(1.80)%	(1.81)%[4]	(1.74)%	(1.71)%	(1.63)%	(1.81)%

Portfolio turnover rate	13%[3]	30%	22%[3]	23%	24%	23%	26%

*
Financial information from December 1, 2010 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I*5

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$34.92	$42.12	$41.69	$39.31	$29.73	$28.59	$26.91
Income from Investment Operations:
Net investment loss	(0.11)[1]	(0.25)[1]	(0.15)[1]	(0.26)[1]	(0.20)	(0.11)	(0.17)
Net realized and unrealized gain (loss) on investments	1.55	(4.65)	3.18	2.64	11.73	2.15	3.29
Total from investment operations	1.44	(4.90)	3.03	2.38	11.53	2.04	3.12

Less Distributions:
From net realized gain	-	(2.30)	(2.60)	-	(1.95)	(0.90)	(1.44)

Net asset value, end of period	$36.36	$34.92	$42.12	$41.69	$39.31	$29.73	$28.59

Total return[2]	4.12%[3]	(11.74)%	8.03%[3]	6.05%	38.84%	7.17%	11.86%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,239,451	$1,657,047	$1,842,921	$1,591,679	$1,285,381	$844,740	$460,667

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.12%[4]	1.10%	1.05%[4]	1.00%	1.02%	1.03%	1.10%
After fees waived and expenses absorbed	1.04%[4]	1.04%	1.05%[4]	1.00%	1.02%	1.03%	1.10%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.72)%[4]	(0.75)%	(0.74)%[4]	(0.65)%	(0.61)%	(0.47)%	(0.71)%
After fees waived and expenses absorbed	(0.64)%[4]	(0.69)%	(0.74)%[4]	(0.65)%	(0.61)%	(0.47)%	(0.71)%

Portfolio turnover rate	13%[3]	30%	22%[3]	23%	24%	23%	26%

*
Financial information from December 1, 2010 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class K*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Period December 20, 2012*** through November 30, 2013
Net asset value, beginning of period	$34.66	$41.77	$41.35	$38.94	$29.77
Income from Investment Operations:
Net investment loss	(0.09)[1]	(0.20)[1]	(0.12)[1]	(0.21)[1]	(0.09)[2]
Net realized and unrealized gain (loss) on investments	1.54	(4.61)	3.14	2.62	11.21
Total from investment operations	1.45	(4.81)	3.02	2.41	11.12

Less Distributions:
From net realized gain	-	(2.30)	(2.60)	-	(1.95)

Net asset value, end of period	$36.11	$34.66	$41.77	$41.35	$38.94

Total return[3]	4.15%[4]	(11.59)%	8.08%[4]	6.19%	37.14%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,048	$141,566	$130,003	$86,265	$10,677

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.93%[5]	0.92%	0.90%[5]	0.88%	0.89%[5]
After fees waived and expenses absorbed	0.91%[5]	0.91%	0.90%[5]	0.88%	0.89%[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.53)%[5]	(0.57)%	(0.59)%[5]	(0.54)%	(0.54)%[5]
After fees waived and expenses absorbed	(0.51)%[5]	(0.56)%	(0.59)%[5]	(0.54)%	(0.54)%[5]

Portfolio turnover rate	13%[4]	30%	22%[4]	23%	24%[4]

*
Financial information from December 20, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***	Class K shares were first publicly offered on December 20, 2012.
[1]	Based on average shares outstanding for the period.
[2]
The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period December 1, 2015* through May 31, 2016
Net asset value, beginning of period	$10.95	$10.68
Income from Investment Operations:
Net investment income[1]	0.02	0.06
Net realized and unrealized gain (loss) on investments	(0.20)	0.19
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	-	- [2]
Total from investment operations	(0.18)	0.25

Contribution to capital from affiliate (Note 4)	-	0.02

Net asset value, end of period	$10.77	$10.95

Total return[2]	(1.64)%[5]	2.53%[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,461	$2,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.42%[6]	2.43%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.50)%[6]	0.25%[6]
After fees waived and expenses absorbed	0.42%[6]	1.18%[6]

Portfolio turnover rate	69%[5]	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	In 2016, 0.19% of the fund's total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period September 30, 2015* through May 31, 2016
Net asset value, beginning of period	$10.97	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.07
Net realized and unrealized gain (loss) on investments	(0.23)	0.87
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	-	0.03
Total from investment operations	(0.19)	0.97

Contribution to capital from affiliate (Note 4)	-	- [2]

Net asset value, end of period	$10.78	$10.97

Total return[2]	(1.73)%[4]	9.70%[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,409	$28,341

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%[6]	2.12%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.25)%[6]	0.08%[6]
After fees waived and expenses absorbed	0.67%[6]	0.95%[6]

Portfolio turnover rate	69%[5]	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	In 2016, 0.40% of the fund's total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period December 1, 2015* through May 31, 2016
Net asset value, beginning of period	$9.97	$10.97
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.64	(0.95)
Total from investment operations	1.62	(0.97)

Less Distributions:
From net investment income	-	(0.01)
From net realized gain	-	(0.02)
Total distributions	-	(0.03)

Net asset value, end of period	$11.59	$9.97

Total return[2]	16.25%[3]	(8.81)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	24.09%[4]	38.27%[4]
After fees waived and expenses absorbed	1.40%[4]	1.40%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(23.07)%[4]	(37.24)%[4]
After fees waived and expenses absorbed	(0.38)%[4]	(0.37)%[4]

Portfolio turnover rate	85%[3]	78%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period September 30, 2015* through May 31, 2016
Net asset value, beginning of period	$9.98	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	- [2]
Net realized and unrealized gain on investments	1.64	0.01
Total from investment operations	1.63	0.01

Less Distributions:
From net investment income	-	(0.01)
From net realized gain	-	(0.02)
Total distributions	-	(0.03)

Net asset value, end of period	$11.61	$9.98

Total return[3]	16.33%[4]	0.16%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$973	$799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	23.84%[5]	36.44%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(22.82)%[5]	(35.29)%[5]
After fees waived and expenses absorbed	(0.13)%[5]	0.00%[5]

Portfolio turnover rate	85%[4]	78%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Technology Insights Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period July 29, 2016* through November 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.40

Net asset value, end of period	$10.40

Total return[2]	4.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$261

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	38.62%[4]
After fees waived and expenses absorbed	1.10%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(37.35)%[4]
After fees waived and expenses absorbed	0.17%[4]

Portfolio turnover rate	71%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Global Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period July 29, 2016* through November 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.05

Net asset value, end of period	$10.05

Total return[2]	0.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$504

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	40.32%[4]
After fees waived and expenses absorbed	1.15%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(38.43)%[4]
After fees waived and expenses absorbed	0.74%[4]

Portfolio turnover rate	45%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period July 29, 2016* through November 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.02
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.24)

Net asset value, end of period	$9.76

Total return[2]	(2.40)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$509

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	33.72%[4]
After fees waived and expenses absorbed	0.95%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(32.31)%[4]
After fees waived and expenses absorbed	0.46%[4]

Portfolio turnover rate	35%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014***	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$19.77	$20.35	$19.55	$17.40	$13.46	$12.02	$11.59
Income from Investment Operations:
Net investment loss	- [1,2]	(0.02)[1]	(0.02)[1]	(0.05)[1]	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.39	(0.56)	0.82	2.20	3.97	1.47	0.46
Total from investment operations	0.39	(0.58)	0.80	2.15	3.94	1.44	0.43

Net asset value, end of period	$20.16	$19.77	$20.35	$19.55	$17.40	$13.46	$12.02

Total return[2]	1.97%[6]	(2.85)%	4.09%[6]	12.36%	29.27%	11.98%[5]	3.71%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,126	$39,346	$44,427	$44,742	$56,708	$48,629	$50,370

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%[7]	1.54%	1.61%[7]	1.59%	1.54%	1.63%	1.55%
After fees waived and expenses absorbed	1.20%[7]	1.20%	1.20%[7]	1.23%	1.20%	1.20%	1.20%
Ratio of net investment loss to average net assets:					.
Before fees waived and expenses absorbed	(0.46)%[7]	(0.45)%	(0.65)%[7]	(0.61)%	(0.54)%	(0.67)%	(0.56)%
After fees waived and expenses absorbed	(0.03)%[7]	(0.11)%	(0.24)%[7]	(0.25)%	(0.20)%	(0.24)%	(0.21)%

Portfolio turnover rate	10%[6]	23%	11%[6]	29%	16%	25%	37%

*
Financial information from December 1, 2010 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Large Cap Growth Fund into Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund.  See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If the Fund had not recognized a gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.56%.
[5]	If the Fund had not recognized a gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.57%.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$17.86	$18.54	$17.89	$16.07	$12.54	$11.30	$11.00
Income from Investment Operations:
Net investment loss	(0.08)[1]	(0.18)[1]	(0.10)[1]	(0.18)[1]	(0.16)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments	0.34	(0.50)	0.75	2.00	3.69	1.39	0.44
Total from investment operations	0.26	(0.68)	0.65	1.82	3.53	1.24	0.30

Net asset value, end of period	$18.12	$17.86	$18.54	$17.89	$16.07	$12.54	$11.30

Total return[2]	1.46%[5]	(3.67)%	3.63%[5]	11.33%	28.15%	10.97%[4]	2.73%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,952	$15,876	$18,532	$19,527	$23,060	$19,298	$19,692

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.20%[6]	2.24%	2.30%[6]	2.19%	2.24%	2.30%	2.27%
After fees waived and expenses absorbed	2.10%[6]	2.10%	2.10%[6]	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.03)%[6]	(1.15)%	(1.34)%[6]	(1.21)%	(1.24)%	(1.34)%	(1.28)%
After fees waived and expenses absorbed	(0.93)%[6]	(1.01)%	(1.14)%[6]	(1.12)%	(1.10)%	(1.14)%	(1.10)%

Portfolio turnover rate	10%[5]	23%	11%[5]	29%	16%	25%	37%

*
Financial information from December 1, 2010 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 2.39%.
[4]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 10.58%.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I*8

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$20.14	$20.72	$19.90	$17.69	$13.68	$12.21	$11.75
Income from Investment Operations:
Net investment loss	- [1,2]	(0.02)[1]	(0.02)[1]	(0.02)[1]	(0.03)	(0.02)	- [2]
Net realized and unrealized gain (loss) on investments	0.40	(0.56)	0.84	2.23	4.04	1.49	0.46
Total from investment operations	0.40	(0.58)	0.82	2.21	4.01	1.47	0.46

Net asset value, end of period	$20.54	$20.14	$20.72	$19.90	$17.69	$13.68	$12.21

Total return[3]	1.99%[6]	(2.80)%	4.12%[6]	12.49%	29.31%	12.04%[5]	3.91%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,455	$14,172	$16,361	$16,206	$12,934	$13,046	$16,385

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26%[7]	1.22%	1.15%[7]	1.09%	1.17%	1.11%	0.97%
After fees waived and expenses absorbed	1.17%[7]	1.17%	1.15%[7]	1.09%	1.17%	1.11%	0.97%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.09)%[7]	(0.13)%	(0.19)%[7]	(0.10)%	(0.17)%	(0.15)%	0.01%
After fees waived and expenses absorbed	0.00%[7]	(0.08)%	(0.19)%[7]	(0.10)%	(0.17)%	(0.15)%	0.01%

Portfolio turnover rate	10%[6]	23%	11%[6]	29%	16%	25%	37%

*
Financial information from December 1, 2010 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.56%.
[5]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.65%.
[6]	Not annualized.
[7]	Annualized.
[8]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$12.00	$12.75	$11.59	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.17	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.62	(0.57)	1.17	1.55
Total from investment operations	0.70	(0.40)	1.31	1.67

Less Distributions:
From net investment income	(0.07)	(0.17)	(0.14)	(0.08)
From net realized gain	-	(0.18)	(0.01)	-
Total distributions	(0.07)	(0.35)	(0.15)	(0.08)

Net asset value, end of period	$12.63	$12.00	$12.75	$11.59

Total return[2]	5.90%[3]	(3.09)%	11.38%	16.73%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$129	$101	$67	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	37.91%[4]	42.68%	51.52%	69.20%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(35.35)%[4]	(39.98)%	(49.16)%	(66.75)%[4]
After fees waived and expenses absorbed	1.31%[4]	1.45%	1.11%	1.20%[4]

Portfolio turnover rate	16%[3]	11%	18%	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$12.08	$12.84	$11.66	$10.00
Income from Investment Operations:
Net investment income[1]	0.10	0.20	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.63	(0.58)	1.19	1.64
Total from investment operations	0.73	(0.38)	1.36	1.79

Less Distributions:
From net investment income	(0.09)	(0.20)	(0.17)	(0.13)
From net realized gain	-	(0.18)	(0.01)	-
Total distributions	(0.09)	(0.38)	(0.18)	(0.13)

Net asset value, end of period	$12.72	$12.08	$12.84	$11.66

Total return[2]	6.07%[3]	(2.92)%	11.75%	17.94%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$339	$320	$329	$295

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	37.66%[4]	42.43%	51.27%	68.95%[4]
After fees waived and expenses absorbed	1.00%[4]	1.00%	1.00%	1.00%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(35.10)%[4]	(39.73)%	(48.91)%	(66.50)%[4]
After fees waived and expenses absorbed	1.56%[4]	1.70%	1.36%	1.45%[4]

Portfolio turnover rate	16%[3]	11%	18%	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Technology Insights Fund (“Technology Insights” or “Technology Insights Fund”), Oak Ridge Global Equity Fund (“Global Equity” or “Global Equity Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Large Cap Growth Fund (“Large Cap Growth” or “Large Cap Growth Fund”), and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Global Equity Fund, Disciplined Growth Fund, Large Cap Growth Fund, and Dividend Growth Fund are diversified funds.  The Technology Insights Fund is a non-diversified fund.

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The  Small Cap Growth Fund (the “Successor Fund”) acquired  the  assets  and  liabilities  of  the  Pioneer  Oak Ridge Small Cap  Growth  Fund  (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014.  Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on September 30, 2015 with Class I shares.  The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”).  This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015.  The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund.  For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.  The Class A shares commenced operations on December 1, 2015.

The Technology Insights Fund’s primary investment objective is to seek long-term growth of capital.  The Fund commenced investment operations on July 29, 2016, with Class I shares.

The Global Equity Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on July 29, 2016, with Class I shares.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016 (Unaudited)

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital.  The Fund commenced investment operations on July 29, 2016, with Class I shares.

The Large Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Large Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.  The Large Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014.  Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Large Cap Growth Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class.  Transfer agent fees and expenses reported on the Statement of Operations for the Large Cap Growth Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The International Small Cap Fund and Dynamic Small Cap Fund each incurred offering costs of approximately $21,230, which were amortized over a one-year period from September 30, 2015 (commencement of operations).

The Technology Insights Fund, Global Equity Fund and Disciplined Growth Fund each incurred offering costs of approximately $19,426, which are being amortized over a one-year period from July 29, 2016 (commencement of operations).

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016 (Unaudited)

(c) Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2013-2014 and period ending May 31, 2015 for the Small Cap Growth Fund and the Large Cap Growth Fund and open years ended May 31, 2014-2015 for the Dividend Growth Fund and Growth Opportunity Fund and as of and during the periods ended November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Dividend Growth Fund will make distributions of net investment income quarterly.  The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Technology Insights Fund, Global Equity Fund, Disciplined Growth Fund, and Large Cap Growth Fund will make distributions of net investment income, if any, at least annually.  Each Fund makes distributions of its net capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Reorganization Information
On September 30, 2014, beneficial owners of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund, each a series of Pioneer Series Trust I, a Delaware statutory trust (the “Pioneer Trust”), approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Small Cap Growth Fund and Large Cap Growth Fund, respectively, as detailed below. The Plan of Reorganization was approved by the Trust’s Board on May 20, 2014 and by the Pioneer Trust Board on May 27, 2014.  This tax-free reorganization was accomplished on October 17, 2014 (the “Closing Date”), by exchanging the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund for shares of the Small Cap Growth Fund and Large Cap Growth Fund, respectively.  Class A, B and R shareholders received Class A shares of the corresponding Successor Fund.  Class C, Class K and Class Y shareholders received Class C, Class K and Class Y shares of the corresponding Successor Fund, respectively. The table below contains details of the reorganization as of the Closing Date:

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016 (Unaudited)

	Pioneer Oak Ridge Small Cap Growth Fund			Small Cap Growth Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	11,772,220		$441,977,460	11,933,693	*	$448,039,810	*
Class B	77,777	*	2,609,869	-		-
Class C	2,930,895		91,501,958	2,930,895		91,501,958
Class K	2,054,817		77,877,195	2,054,817		77,877,195
Class R	92,409	*	3,452,481	-		-
Class Y	38,469,782		1,470,383,380	38,469,782		1,470,383,380
Net Assets			$2,087,802,343			$2,087,802,343

*
Class B and Class R shares of the Pioneer Oak Ridge Small Cap Growth Fund were exchanged for 161,473 shares of Class A of the Small Cap Growth Fund (69,515 shares Class B and 91,958 shares Class R) (valued at $6,062,350).

	Pioneer Oak Ridge Large Cap Growth Fund			Large Cap Growth Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	2,479,758		$43,827,593	2,602,640	*	$45,999,411	*
Class B	64,482	*	1,037,997	-		-
Class C	1,295,138		20,971,577	1,295,138		20,971,577
Class R	66,641	*	1,133,821	-		-
Class Y	811,464		14,599,659	811,464		14,599,659
Net Assets			$81,570,647			$81,570,647

*
Class B and Class R shares of the Pioneer Oak Ridge Large Cap Growth Fund were exchanged for 122,882 shares of Class A of the Large Cap Growth Fund (58,730 shares Class B and 64,152 shares Class R) (valued at $2,171,818).

The Pioneer Oak Ridge Small Cap Growth Fund and the Pioneer Oak Ridge Large Cap Growth Fund’s net assets on conversion date included $510,703,113 and $26,868,745 of unrealized appreciation and $152,508,507 and $14,290,543 of accumulated gain, respectively. The cost basis of the investments received from each Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor” or “Oak Ridge”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets.  The annual and tiered rates are listed by Fund in the below table:

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016 (Unaudited)

Investment Advisory Fees
Small Cap Growth Fund
First $1 billion	0.85%
Thereafter	0.80%
International Small Cap Fund	1.00%
Dynamic Small Cap Fund	0.90%
Technology Insights Fund	0.80%
Global Equity Fund	0.90%
Disciplined Growth Fund	0.70%
Large Cap Growth Fund
First $1 billion	0.75%
Thereafter	0.70%
Dividend Growth Fund	0.75%

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Small Cap Growth Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the International Small Cap Fund.  For the periods ended November 30, 2016, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

The Advisor engages Algert Global LLC (the “Sub-Advisor) to manage International Small Cap Fund and Dynamic Small Cap Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
	Agreement Expires	Class A Shares†	Class C Shares†	Class I Shares†*	Class K Shares†
Small Cap Growth Fund	September 30, 2017	1.40%	2.30%	1.05%	0.92%
International Small Cap Fund	September 30, 2026	1.50%	-	1.25%	-
Dynamic Small Cap Fund	September 30, 2026	1.40%	-	1.15%	-
Technology Insights Fund	September 30, 2026	-	-	1.10%	-
Global Equity Fund	September 30, 2026	-	-	1.15%	-
Disciplined Growth Fund	September 30, 2026	-	-	0.95%	-
Large Cap Growth Fund	September 30, 2026	1.20%	2.10%	1.17%	-
Dividend Growth Fund	September 30, 2026	1.25%	-	1.00%	-

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016 (Unaudited)

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective September 30, 2015, the Class Y shares of the Small Cap Growth Fund and Large Cap Growth Fund were re-designated as Class I shares.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
May 31, 2017	$-	$-	$-
November 30, 2017	-	-	-
May 31, 2018	-	-	-
May 31, 2019	933,200	153,563	145,210
May 31, 2020	647,789	138,933	103,689
Total	$1,580,989	$292,496	$248,899

	Technology Insights Fund	Global Equity Fund	Disciplined Growth Fund
May 31, 2017	$-	$-	$-
November 30, 2017	-	-	-
May 31, 2018	-	-	-
May 31, 2019	-	-	-
May 31, 2020	54,253	67,039	60,704
Total	$54,253	$67,039	$60,704

	Large Cap Growth Fund	Dividend Growth Fund
May 31, 2017	$-	$181,951
November 30, 2017	23,454	-
May 31, 2018	111,320	176,343
May 31, 2019	172,572	164,601
May 31, 2020	95,679	82,059
Total	$403,025	$604,954

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2016 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the periods ended November 30, 2016, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the periods ended November 30, 2016, are reported on the Statements of Operations.

The Sub-Advisor reimbursed the International Small Cap Fund $599 for losses from a trade error.  In addition, an affiliate reimbursed the International Small Cap Fund $86,981 for losses on transactions and made related contributions to capital in the amounts of $3,779 and $3,516 to Class A and Class I shares, respectively.  The amounts are reported on the Fund’s Statement of Changes in Net Assets under the captions “Net increase from reimbursement by affiliate for investment transaction loss” as well as “Contributions to capital from affiliate”.

Note 5 – Federal Income Taxes
At November 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund	Technology Insights Fund
Cost of investments	$1,327,366,162	$28,282,397	$896,023	$272,100

Gross unrealized appreciation	$504,609,844	$2,781,557	$151,995	$12,236
Gross unrealized depreciation	(65,783,636)	(1,482,011)	(27,386)	(4,443)
Net unrealized appreciation on investments	$438,826,208	$1,299,546	$124,609	$7,793

	Global Equity Fund	Disciplined Growth Fund	Large Cap Fund	Dividend Growth Fund
Cost of investments	$529,377	$538,893	$46,685,341	$411,458

Gross unrealized appreciation	$28,039	$12,835	$21,706,191	$84,219
Gross unrealized depreciation	(31,499)	(20,280)	(2,606,468)	(18,258)
Net unrealized appreciation (depreciation) on investments	$(3,460)	$(7,445)	$19,099,723	$65,961

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
 November 30, 2016 (Unaudited)

As of May 31, 2016, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund	Growth Opportunity Fund
Undistributed ordinary income	$-	$205,921	$-	$-
Undistributed long-term capital gains	52,424,548	-	3,039	-
Accumulated earnings	52,424,548	205,921	3,039	-

Accumulated capital and other losses	(6,255,495)	(92,883)	(32,370)	(947)
Unrealized appreciation on investments	385,133,257	2,389,609	12,207	25,126
Unrealized appreciation on foreign currency	-	1,276	-	-
Total accumulated earnings (deficit)	$431,302,310	$2,503,923	$(17,124)	$24,179

	Large Cap Growth Fund	Dividend Growth Fund
Undistributed ordinary income	$-	$941
Undistributed long-term capital gains	-	-
Accumulated earnings	-	941

Accumulated capital and other losses	(43,664,215)	-
Unrealized appreciation on investments	21,072,574	51,829
Unrealized appreciation on foreign currency	-	-
Total accumulated earnings (deficit)	$(22,591,641)	$52,770

The tax character of the distributions paid during the periods ended May 31, 2016, May 31, 2015 and November 30, 2014, were as follows:

	Small Cap Growth Fund
Distributions paid from:	2016	2015	2014
Ordinary income	$-	$10,731,400	$-
Net long-term capital gains	146,283,659	130,497,819	-
Total distributions paid	$146,283,659	$141,229,219	$-

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
 November 30, 2016 (Unaudited)

The tax character of the distributions paid during the fiscal years ended May 31, 2016 and 2015, were as follows:

	International Small Cap Fund	Dynamic Small Cap Fund	Dividend Growth Fund
Distributions paid from:	2016	2016	2016	2015
Ordinary income	$-	$2,053	$6,321	$4,943
Net long-term capital gains	-	-	5,941	-
Total distributions paid	$-	$2,053	$12,262	$4,943

As of May 31, 2016, the Funds had accumulated capital loss carryforwards as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
For losses expiring November 30, 2017	$-	$-	$-
Not Subject to Expiration
Short-Term	-	92,883	-
	$-	$92,883	$-

	Large Cap Growth Fund	Dividend Growth Fund
For losses expiring November 30, 2017	$43,572,188	$-
Not Subject to Expiration
Short-Term	-	-
	$43,572,188	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the period ended May 31, 2016 the Large Cap Growth Fund utilized $6,916,845 of its capital loss carryforward.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of May 31, 2016, the Dynamic Small Cap Fund and Growth Opportunity Fund had $32,058 and $460, respectively, of post-October losses, which are deferred until June 1, 2016 for tax purposes.

As of May 31, 2016, the Small Cap Growth Fund, Dynamic Small Cap Fund, Growth Opportunity Fund, and Large Cap Growth Fund had $6,255,495, $312, $487 and $92,027 respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2017 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
 November 30, 2016 (Unaudited)

Note 6 – Investment Transactions
For the periods ended November 30, 2016, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Growth Fund	$259,803,034	$835,384,057
International Small Cap Fund	20,003,173	20,186,310
Dynamic Small Cap Fund	800,273	748,666
Technology Insights Fund	502,874	274,085
Global Equity Fund	710,585	218,992
Disciplined Growth Fund	668,548	160,668
Large Cap Growth Fund	6,306,253	14,864,785
Dividend Growth Fund	84,637	67,149

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Small Cap Fund, Dynamic Small Cap Fund, Technology Insights Fund, Global Equity Fund, Disciplined Growth Fund and Dividend Growth Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. There is no Shareholder Servicing Plan for the Small Cap Growth Fund and Large Cap Growth Fund.

For the periods ended November 30, 2016 for the International Small Cap Fund, Dynamic Small Cap Fund, Technology Insights Fund, Global Equity Fund, Disciplined Growth Fund and Dividend Growth Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the periods ended November 30, 2016, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
 November 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2016, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,630,696,435	$-	$-	$1,630,696,435
Mutual Funds	26,950,000	-	-	26,950,000
Short-Term Investments	108,545,935	-	-	108,545,935
Total	$1,766,192,370	$-	$-	$1,766,192,370

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[2]	$28,193,130	$749,984	$-	$28,943,114
Short-Term Investments	638,829	-	-	638,829
Total	$28,831,959	$749,984	$-	$29,581,943

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$982,467	$-	$-	$982,467
Short-Term Investments	38,165	-	-	38,165
Total	$1,020,632	$-	$-	$1,020,632

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
 November 30, 2016 (Unaudited)

Technology Insights Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$243,855	$-	$-	$243,855
Short-Term Investments	36,038	-	-	36,038
Total	$279,893	$-	$-	$279,893

Global Equity Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$493,089	$-	$-	$493,089
Short-Term Investments	32,828	-	-	32,828
Total	$525,917	$-	$-	$525,917

Disciplined Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$489,469	$-	$-	$489,469
Short-Term Investments	41,979	-	-	41,979
Total	$531,448	$-	$-	$531,448

Large Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$60,978,555	$–	$-	$60,978,555
Short-Term Investments	4,806,509	–	-	4,806,509
Total	$65,785,064	$–	$-	$65,785,064

Dividend Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$442,374	$-	$-	$442,374
Short-Term Investments	35,045	-	-	35,045
Total	$477,419	$-	$-	$477,419

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.  Small Cap Growth Fund, Dynamic Small Cap Fund, Technology Insights Fund, Global Equity Fund, Disciplined Growth Fund, Large Cap Growth Fund and Dividend Growth Fund had no transfers between Levels at period end.  Transfers between Level 1 and Level 2 in the International Small Cap Fund relate to the use of systematic fair valuation and some foreign markets being closed on November 30, 2016.  When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.  The following is a reconciliation of transfers between Levels for the Funds from May 31, 2016 to November 30, 2016, represented by recognizing the November 30, 2016 market value of securities:

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
 November 30, 2016 (Unaudited)

International Small Cap Fund
Transfers into Level 1	$-
Transfers out of Level 1	(749,984)
Net transfers in (out) of Level 1	$(749,984)

Transfers into Level 2	$749,984
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$749,984

Transfers into Level 3	$-
Transfers out of Level 3	-
Net transfers in (out) of Level 3	$-

Note 11 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Small Cap Growth Fund
Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period	Realized Loss	Dividend Income	Value at 11/30/16	Acquisition cost
Oak Ridge International Small Cap Fund	2,500,000	-	-	2,500,000	$-	$-	$26,950,000	$25,000,000

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
 November 30, 2016 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 7-9, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the addition to the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Oak Ridge Investments, LLC (the “Investment Advisor”) of the proposed Oak Ridge Disciplined Growth Fund (the “Disciplined Growth Fund”), Oak Ridge Technology Insights Fund (the “Technology Fund”), and Oak Ridge Global Equity Fund (the “Global Fund”) series of the Trust for an initial two-year term.  The Board and the Independent Trustees also approved the proposed Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Algert Global, LLC (the “Sub-Advisor”) with respect to the Global Fund.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the Advisory Agreement with respect to the following series of the Trust for an additional one-year term: the Oak Ridge Dividend Growth Fund (the “Dividend Growth Fund”), the Oak Ridge Large Cap Growth Fund (the “Large Cap Fund”), and the Oak Ridge Small Cap Growth Fund (the “Small Cap Fund”).

The Disciplined Growth Fund, the Technology Fund and the Global Fund are collectively referred to below as the “New Funds,” and the Dividend Growth Fund, the Large Cap Fund and the Small Cap Fund are collectively referred to as the “Existing Funds.” The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Fund Advisory Agreements.”  In each case, in approving or renewing the Fund Advisory Agreements, as applicable, the Board, including the Independent Trustees, determined that such approval or renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund and Oak Ridge Global Equity Fund

Background
In advance of the meeting, the Board received information about the proposed New Funds and the related Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Sub-Advisor; information regarding the background and experience of relevant personnel who would be providing services to the New Funds; information regarding the performance of accounts managed by the Investment Advisor using its All Cap Growth strategy, which has investment objectives, policies, strategies, and risks substantially similar to those of the proposed Disciplined Growth Fund, for various periods ended December 31, 2015, compared with the performance of the Russell 3000 Growth Index; information regarding the performance of the Sub-Advisor’s strategy on which the proposed Global Fund is based, for the quarter ended March 31, 2016; and a report prepared by Morningstar, Inc. (“Morningstar”) comparing the proposed advisory fees and estimated total expense ratios for the New Funds to those of a group of comparable funds selected by Morningstar (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”).  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements with respect to the New Funds.  In addition, the Board considered information regarding the Investment Advisor and the Sub-Advisor which was reviewed during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements with respect to the New Funds.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Fund Advisory Agreements with respect to the New Funds, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Oak Ridge Investments, LLC

Nature, Extent and Quality of Services
With respect to relevant performance information, the meeting materials indicated as follows:

•
The annualized net returns of a composite of accounts managed by the Investment Advisor using its All Cap Growth strategy (the “Composite”), which has investment objectives, policies, strategies, and risks substantially similar to those of the proposed Disciplined Growth Fund, for the one-year period and the period since inception (March 1, 2001) ended December 31, 2015, were higher than the Russell 3000 Growth Index returns for those periods.  The annualized net returns of the Composite for the three-, five- and ten-year periods were lower than the Index returns by 0.21%, 1.53%, and 1.92%, respectively.

•	As the Technology Fund is based on a new strategy of the Investment Advisor, it has no relevant performance history.

•
The Sub-Advisor began implementing the strategy on which the Global Fund is based in January 2016, and for the quarter ended March 31, 2016, the return of the strategy exceeded the return of the MSCI World Index.

The Board noted its familiarity with the Investment Advisor as the investment advisor for other series of the Trust, and considered the nature, extent, and quality of the services to be provided by the Investment Advisor to the New Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the New Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the New Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure.  In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Global Fund, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and would oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each New Fund, and that the Investment Advisor would provide each New Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios
With respect to the New Funds’ proposed advisory fees and estimated total expenses, the meeting materials indicated the following:

•
The annual advisory fee proposed to be paid by the Disciplined Growth Fund (gross of fee waivers) was lower than both the Peer Group median and the Large Growth Fund Universe median.  The Trustees noted that the advisory fee proposed to be charged to the Fund by the Investment Advisor was lower than its standard fee schedule for separate accounts managed using the All Cap Growth strategy up to the $25 million asset level, but higher than its standard fee schedule above that level.  The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The estimated annual total expenses (net of fee waivers) of the Disciplined Growth Fund were lower than the Peer Group median, but higher than the Fund Universe median by 0.11%.  The Trustees noted, however, that the estimated net assets of the Fund in its first year were significantly lower than the average net assets of funds in the Fund Universe.

•
The annual advisory fee proposed to be paid by the Technology Fund (gross of fee waivers) was the same as the Technology Fund Universe median and lower than the Peer Group median.  The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor.

The estimated annual total expenses (net of fee waivers) of the Fund were higher than the Fund Universe median and the Peer Group median by 0.08% and 0.05%, respectively.  The Trustees noted, however, that the estimated net assets of the Fund in its first year were significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•
The annual advisory fee proposed to be paid by the Global Fund (gross of fee waivers) was higher than both the Peer Group and World Stock Fund Universe medians by 0.10%.  The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor.

The estimated annual total expenses (net of fee waivers) of the Global Equity Fund were higher than both the Peer Group and World Stock Fund Universe medians by 0.15%.  The Trustees noted, however, the Investment Advisor’s assertion that the Fund’s proposed annual advisory fee and estimated annual total expenses were lower than the median advisory fee and total expenses, respectively, of funds in the mid-cap fund sub-set of Morningstar’s World Stock Fund universe, which the Investment Advisor believes provides more meaningful comparisons for the Fund.  The Trustees also noted that the Fund’s estimated assets in its first year of operations were significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

In considering the advisory fees proposed to be paid by the New Funds, the Trustees noted that the Investment Advisor would have similar oversight responsibilities with respect to each New Fund as with each existing series of the Trust managed by the Investment Advisor, and that that the advisory fees of the New Funds and the existing series are in the same range. The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the New Funds.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with each New Fund in its first year of operations, taking into account estimated assets of $10 million for each New Fund.  The Board observed that the Investment Advisor anticipated waiving its entire advisory fee with respect to each New Fund, in addition to subsidizing certain of the New Funds’ operating expenses, during the first year of operations.  The Board also noted the potential benefits received by the Investment Advisor as a result of its relationship with the New Funds (other than its receipt of advisory fees), including research received from broker-dealers providing execution services to the New Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the New Funds generally and any favorable publicity arising in connection with the New Funds’ performance.  The Board also noted that although there were no advisory fee breakpoints, during the New Funds’ startup periods the New Funds’ asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the New Funds’ assets grow.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Algert Global, LLC

Nature, Extent and Quality of Services
The Board considered the overall quality of services to be provided by the Sub-Advisor to the Global Fund.  In doing so, the Board noted that as the sole sub-advisor to the Global Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Global Fund and its investment results.  The Board also noted its familiarity with the Sub-Advisor as the sub-advisor for two other series of the Trust, and considered the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Global Fund.  In addition, the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Sub-Advisor.  Information regarding the performance of the Global Fund’s strategy is described above.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Global Fund, and that the Sub-Advisor would provide the Global Fund with a reasonable potential for good investment results.

Sub-Advisory Fee
The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Global Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor.  The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Global Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Global Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Global Fund.  The Board noted that the Global Fund’s proposed annual sub-advisory fee was similar to the sub-advisory fees charged by the Sub-Advisor to sub-advise two other series of the Trust.  The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board concluded that, in light of the services proposed to be provided by the Sub-Advisor to the Global Fund, the compensation proposed to be paid to the Sub-Advisor is fair and reasonable.

Benefits to the Sub-Advisor
The Board considered the potential benefits received by the Sub-Advisor as a result of its relationship with the Global Fund (other than its receipt of the sub-advisory fee), including research services made available to it by broker-dealers that provide execution services to the Global Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Global Fund generally and any favorable publicity arising in connection with the Global Fund’s performance.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusions
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement with respect to the New Funds was in the best interests of each New Fund and its shareholders and, accordingly, approved the Fund Advisory Agreements with respect to each New Fund, as applicable.

Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund and Oak Ridge Small Cap Growth Fund

Background
In advance of the meeting, the Board received information about the Existing Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Existing Funds; reports comparing the performance of each Existing Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended March 31, 2016; and reports comparing the investment advisory fees and total expenses of each Existing Fund with those of its Peer Group and Fund Universe.  The Board noted that the memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement was also applicable to the Existing Funds.  In addition, the Board considered information which was reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement with respect to the Existing Funds.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Existing Fund.  The materials they reviewed indicated the following:

•
The Dividend Growth Fund’s total return for the one-year period was above the median return of the Peer Group, but below the return of the S&P 500 Index and the median return of the Large Blend Fund Universe (by 4.44% and 0.93%, respectively).  For the three-, six- and nine-month periods, the Fund’s returns exceeded the median returns of the Peer Group and Fund Universe, although they underperformed the S&P 500 Index.  The Trustees noted that the Fund has a concentrated portfolio of 25-35 holdings and has been operating for a relatively short period, and that performance over longer periods would be more meaningful.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•
The Large Cap Fund’s total return for the one-year period was higher than the median returns of the Peer Group and Large Growth Fund Universe, but lower than the return of the Russell 1000 Growth Index by 3.89%.  For the three-year period, the Fund’s annualized total return was below the return of the Russell Index by 3.13%, and lower than the median returns of the Peer Group and Fund Universe (by 1.17% and 1.11%, respectively).  For the five-year period, the Fund’s annualized total return was below the Russell Index return by 2.79%, the Peer Group median return by 1.01%, and the Fund Universe median return by 0.80%.  For the ten-year period, the Fund’s annualized total return was below the Russell Index return by 3.34%, the Fund Universe median return by 2.22%, and the Peer Group median return by 2.08%.  However, the Trustees noted that over all of those periods, the Fund had relatively low volatility of returns, as measured by standard deviation.  The Trustees also noted that the Fund’s long-term objective is to produce strong risk-adjusted returns over a full market cycle, that the Fund’s portfolio is concentrated, and that the Investment Advisor believes that the Fund’s downside protection is important during volatile markets.

•
For the ten-year period, the Small Cap Fund’s annualized total return was above the Russell 2000 Growth Index return and the Small Growth Fund Universe median return, and only slightly below the Peer Group median return by 0.06%.  For the one-year period, the Small Cap Fund’s total return was below the Peer Group and Fund Universe median returns by 5.29% and 3.47%, respectively, and below the Russell Index return by 2.91%.  For the three-year period, the annualized total return of the Fund was below the Russell Index return, the Peer Group median return, and the Fund Universe median return by 1.71%, 0.87% and 0.64%, respectively. For the five-year period, the annualized total return of the Fund was below the Russell Index return, the Peer Group median return, and the Fund Universe median return by 1.30%, 0.77% and 0.41%, respectively.  The Board recognized that the Fund had good long-term performance and that over each period the Fund had relatively low volatility of returns, as measured by the Fund’s standard deviation.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Existing Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Existing Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Existing Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Existing Fund were satisfactory.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Existing Funds, the meeting materials indicated the following:

•
The Dividend Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Large Blend Fund Universe and Peer Group medians by 0.085% and 0.05%, respectively.  The Trustees noted that the advisory fee charged by the Investment Advisor with respect to the Fund was the same as its standard fee schedule for separate accounts managed using the Dividend Growth strategy up to the $10 million asset level, but higher than its standard fee schedule above that level.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Fund Universe median by 0.21% and above the Peer Group median by 0.05%.  The Board noted, however, that as of March 31, 2016, the Fund’s average net assets were less than $1 million and were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

•
The Large Cap Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Large Growth Fund Universe and Peer Group medians by 0.04% and 0.025%, respectively.  The Trustees noted that the advisory fee charged by the Investment Advisor with respect to the Fund was higher than its standard fee schedule for separate accounts managed using its Large Cap strategy.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Fund Universe median and the Peer Group median by 0.33% and 0.27%, respectively.  The Board noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

•
The Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group and Small Growth Fund Universe medians, by 0.0125% and 0.01%, respectively.  The Trustees considered that at the Fund’s asset level the fee for the Fund is higher than the Investment Advisor’s standard fee schedule for institutional accounts managed using its Small/Mid Cap strategy.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Fund Universe median, and higher than the Peer Group median by 0.07%.  The Board noted the Investment Advisor’s explanation that the Fund’s largest distribution partner had materially increased its sub-transfer agent fees for the Fund compared to the level of such fees prior to the reorganization of the Fund in October 2014, which resulted in increased total expenses for the Fund.

Oak Ridge Disciplined Growth Fund, Oak Ridge Technology Insights Fund, Oak Ridge Global Equity Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Large Cap Growth Fund, and Oak Ridge Small Cap Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In considering the advisory fees paid by the Existing Funds, the Trustees noted that the Investment Advisor has similar oversight responsibilities with respect to each Fund; that the advisory fees of all of the series of the Trust managed by the Investment Advisor are in the same range; and that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.  In considering the total expenses of each Existing Fund compared to the medians of its Peer Group and Fund Universe, the Trustees also noted the Investment Advisor’s assertion that certain funds in the Peer Groups and Fund Universes have investment advisors that are significantly larger than the Investment Advisor and could therefore provide greater financial support to their funds in the form of lower expense caps; and that in setting each Fund’s expense cap, the Investment Advisor considered the amounts of financial support it could afford to provide, in addition to the expense caps of the Fund’s peers.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Existing Funds.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Existing Fund for the year ended March 31, 2016, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Dividend Growth Fund; had waived a significant portion of its advisory fee for the Large Cap Fund and had waived a portion of its advisory fee for the Small Cap Fund.  The Board determined that the Investment Advisor’s profitability with respect to the Large Cap Fund and the Small Cap Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Existing Funds (other than its receipt of investment advisory fees), including research received from broker-dealers providing execution services to the Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.  The Board noted that although there were no advisory fee breakpoints for the Dividend Growth Fund, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.  With regard to the Large Cap Fund and the Small Cap Fund, the Board also noted that the advisory fee schedule for those Funds included breakpoints at $1 billion, and therefore economies of scale would be shared by the Investment Advisor with the Funds’ shareholders as the assets of the Funds grow.

Conclusions
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Existing Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Existing Fund.

Oak Ridge Funds
EXPENSE EXAMPLES
For the Periods Ended November 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Large Cap Growth Fund and Dividend Growth Fund are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.

The Actual Performance example for Technology Insights Fund, Global Equity Fund and Disciplined Growth Fund are based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from July 29, 2016 (commencement of operations) to November 30, 2016.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2016 to November 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2016 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Growth Fund		6/1/16	11/30/16	6/1/16 – 11/30/16
Class A	Actual Performance	$1,000.00	$999.70	$6.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03
Class C	Actual Performance	1,000.00	995.90	10.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.29	10.86
Class I	Actual Performance	1,000.00	1,001.80	5.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.86	5.26
Class K	Actual Performance	1,000.00	1,002.10	4.56
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.52	4.60

*
Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.15%, 1.04% and 0.91% for Class A, Class C, Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Small Cap Fund		6/1/16	11/30/16	6/1/16 – 11/30/16
Class A	Actual Performance	$1,000.00	$983.60	$7.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.55	7.59
Class I	Actual Performance	1,000.00	982.70	6.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.81	6.32

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2016 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Dynamic Small Cap Fund		6/1/16	11/30/16	6/1/16 – 11/30/16
Class A	Actual Performance	$1,000.00	$1,162.50	$7.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.06	7.08
Class I	Actual Performance	1,000.00	1,163.30	6.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.07	5.83

*
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Technology Insights Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	7/29/16	11/30/16	7/29/16* – 11/30/16
Class I	$1,000.00	$1,040.00	$3.84
Hypothetical (5% annual return before expenses)^	6/1/16	11/30/16	6/1/16 – 11/30/16
Class I	1,000.00	1,019.55	5.57

*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account values over the period, multiplied by 125/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Global Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	7/29/16	11/30/16	7/29/16* – 11/30/16
Class I	$1,000.00	$1,005.00	$3.95
Hypothetical (5% annual return before expenses)^	6/1/16	11/30/16	6/1/16 – 11/30/16
Class I	1,000.00	1,019.30	5.83

*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account values over the period, multiplied by 125/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2016 (Unaudited)

Disciplined Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	7/29/16	11/30/16	7/29/16* – 11/30/16
Class I	$1,000.00	$976.00	$3.22
Hypothetical (5% annual return before expenses)^	6/1/16	11/30/16	6/1/16 – 11/30/16
Class I	1,000.00	1,020.30	4.82

*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account values over the period, multiplied by 125/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Large Cap Growth Fund		6/1/16	11/30/16	6/1/16 – 11/30/16
Class A	Actual Performance	$1,000.00	$1,019.70	$6.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.05	6.08
Class C	Actual Performance	1,000.00	1,014,60	10.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.55	10.60
Class I	Actual Performance	1,000.00	1,019.90	5.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.21	5.92

*
Expenses are equal to the Fund’s annualized expense ratios of 1.20%, 2.10% and 1.17% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2016 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Dividend Growth Fund		6/1/16	11/30/16	6/1/16 – 11/30/16
Class A	Actual Performance	$1,000.00	$1,059.00	$6.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.33
Class I	Actual Performance	1,000.00	1,060.70	5.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.06

*
Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Oak Ridge Funds
Each a series of Investment Managers Series Trust

Advisor
Oak Ridge Investments, LLC
10 South LaSalle Street
Suite 1900
Chicago, Illinois 60603

Sub-Advisor
Algert Global LLC
555 California Street, Suite 3325
San Francisco, California 94104

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Small Cap Growth Fund - Class A	ORIGX	46141P 123
Oak Ridge Small Cap Growth Fund - Class C	ORICX	46141P 131
Oak Ridge Small Cap Growth Fund - Class I	ORIYX	46141P 156
Oak Ridge Small Cap Growth Fund - Class K	ORIKX	46141P 149
Oak Ridge International Small Cap Fund - Class A	ORIAX	46141Q 717
Oak Ridge International Small Cap Fund - Class I	ORIIX	46141Q 691
Oak Ridge Dynamic Small Cap Fund - Class A	ORSAX	46141Q 733
Oak Ridge Dynamic Small Cap Fund - Class I	ORSIX	46141Q 725
Oak Ridge Technology Insights Fund - Class I	ORTHX	46141Q 444
Oak Ridge Global Equity Fund - Class I	OGESX	46141Q 428
Oak Ridge Disciplined Growth Fund - Class I	ODGIX	46141Q 469
Oak Ridge Large Cap Growth Fund - Class A	ORILX	46141P 180
Oak Ridge Large Cap Growth Fund - Class C	ORLCX	46141P 172
Oak Ridge Large Cap Growth Fund - Class I	PORYX	46141P 164
Oak Ridge Dividend Growth Fund - Class A	ORDAX	46141P 727
Oak Ridge Dividend Growth Fund - Class I	ORDNX	46141P 719

Privacy Principles of the Oak Ridge Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Oak Ridge Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/8/2017